Consolidated Schedule of Investments (unaudited) July 31, 2020	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities
522 Funding Clo I Ltd., Series 2019-1A, Class E, (3 mo. LIBOR US + 7.34%), 7.62%, 01/15/33(a)(b)	USD	250	$225,637
Ajax Mortgage Loan Trust, Series 2017-D, Class B, 0.00%, 12/25/57(a)(c)(d)		894	482,828
Ajax Mortgage Loan Trust , Series 2017-D, Class A, 3.75%, 12/25/57(a)		2,614	2,624,452
American Homes 4 Rent Trust, Series 2014-SFR2, Class E, 6.23%, 10/17/36(a)		2,000	2,228,735
AMMC CLO 19 Ltd., Series 2016-1A, Class E, (3 mo. LIBOR US + 7.00%), 7.28%, 10/15/28(a)(b)		1,000	791,028
Anchorage Capital CLO 5-R Ltd., Series 2014-5RA, Class E, (3 mo. LIBOR US + 5.40%), 5.68%, 01/15/30(a)(b)		860	686,866
Anchorage Capital CLO 7 Ltd., Series 2015-7A, Class D1R2, (3 mo. LIBOR US + 3.50%), 3.75%, 01/28/31(a)(b)		250	237,547
Anchorage Capital CLO Ltd.(a)(b)
Series 2014-3RA, Class C, (3 mo. LIBOR US + 1.85%), 2.10%, 01/28/31		1,000	945,580
Series 2015-6A, Class DR, (3 mo. LIBOR US + 3.55%), 3.83%, 07/15/30		1,000	956,147
Series 2016-8A, Class DR, (3 mo. LIBOR US + 3.00%), 3.25%, 07/28/28		1,000	945,237
Ares LV CLO Ltd., Series 2020-55A, Class D, (3 mo. LIBOR US + 4.83%), 5.20%, 04/15/31(a)(b)		1,000	999,949
Ares XLI CLO Ltd., Series 2016-41A, Class D, (3 mo. LIBOR US + 4.20%), 4.48%, 01/15/29(a)(b)		900	852,000
Argent Securities Trust, Series 2006-W5, Class A1A, (1 mo. LIBOR US + 0.15%), 0.32%, 06/25/36(b)		5,396	3,863,206
Bain Capital Credit CLO Ltd., (3 mo. LIBOR US + 4.81%), 5.17%, 07/19/31(a)(b)(c)		250	248,825
Battalion CLO XI Ltd., Series 2017-11A, Class E, (3 mo. LIBOR US + 5.98%), 6.24%, 10/24/29(a)(b)		325	283,957
Bear Stearns Asset-Backed Securities I Trust, Series 2006-HE9, Class 2A, (1 mo. LIBOR US + 0.14%), 0.31%, 11/25/36(b)		2,268	2,146,236
Benefit Street Partners CLO VI Ltd.(a)(b)
Series 2015-VIA, Class BR, (3 mo. LIBOR US + 2.40%), 2.67%, 10/18/29		1,000	944,324
Series 2015-VIA, Class CR, (3 mo. LIBOR US + 3.45%), 3.72%, 10/18/29		1,000	900,589
Benefit Street Partners CLO X Ltd., Series 2016-10A, Class CR, (3 mo. LIBOR US + 3.50%), 3.78%, 01/15/29(a)(b)		420	370,574
Benefit Street Partners CLO XVIII Ltd., Series 2019- 18A, Class E, (3 mo. LIBOR US + 6.90%), 7.18%, 10/15/32(a)(b)		500	439,832
Benefit Street Partners CLO XX Ltd., Series 2020- 20A, Class C, (3 mo. LIBOR US + 2.60%), 2.75%, 07/15/31(a)(b)		250	244,957
Brookside Mill CLO Ltd., Series 2013-1A, Class DR, (3 mo. LIBOR US + 2.65%), 2.92%, 01/17/28(a)(b)		250	225,499
Carrington Mortgage Loan Trust(b)
Series 2006-FRE2, Class A2, (1 mo. LIBOR US + 0.12%), 0.29%, 10/25/36		3,969	3,245,798
Series 2006-FRE2, Class A5, (1 mo. LIBOR US + 0.08%), 0.25%, 03/25/35		8,176	6,655,885
CarVal CLO III Ltd., Series 2019-2A, Class E, (3 mo. LIBOR US + 6.44%), 6.71%, 07/20/32(a)(b)		500	439,158

Security		Par (000)	Value

Asset-Backed Securities (continued)
C-BASS Trust, Series 2006-CB7, Class A4, (1 mo. LIBOR US + 0.16%), 0.33%, 10/25/36(b)	USD	6,242	$4,827,011
CIFC Funding Ltd., Series 2020-1A, Class D, (3 mo. LIBOR US + 4.00%), 4.24%, 07/15/32(a)(b)(c)		500	500,000
Citigroup Mortgage Loan Trust, Series 2006-FX1, Class A7, 5.78%, 10/25/36		456	382,215
Clear Creek CLO, Series 2015-1A, Class DR, 3.22%, 10/20/30(a)(d)		250	225,165
Countrywide Asset-Backed Certificates, Series 2006- 26, Class 1A, (1 mo. LIBOR US + 0.14%), 0.31%, 06/25/37(b)		791	707,270
Dryden 75 CLO Ltd., Series 2019-75A, Class CR, (3 mo. LIBOR US + 2.40%), 2.68%, 07/15/30(a)(b)		500	487,633
Elmwood CLO III Ltd., Series 2019-3A, Class E, (3 mo. LIBOR US + 7.00%), 7.28%, 10/15/32(a)(b)		950	919,820
Elmwood CLO V Ltd., Series 2020-2A, Class C, (3 mo. LIBOR US + 2.75%), 3.02%, 07/24/31(a)(b)		500	489,800
Fremont Home Loan Trust(b)
Series 2006-A, Class 2A3, (1 mo. LIBOR US + 0.16%), 0.33%, 05/25/36		21,688	14,897,043
Series 2006-D, Class 2A3, (1 mo. LIBOR US + 0.15%), 0.32%, 11/25/36		19,762	9,376,604
Galaxy CLO Ltd., Series 2015-21A, Class ER, (3 mo. LIBOR US + 5.25%), 5.52%, 04/20/31(a)(b)		500	386,789
Galaxy XXIX CLO Ltd., Series 2018-29A, Class D, (3 mo. LIBOR US + 2.40%), 2.79%, 11/15/26(a)(b)		530	493,809
Highbridge Loan Management Ltd., Series 4A-2014, Class BR, (3 mo. LIBOR US + 1.85%), 2.10%, 01/28/30(a)(b)		1,750	1,630,644
Home Equity Mortgage Loan Asset-Backed Trust, Series 2006-E, Class 2A3, (1 mo. LIBOR US + 0.17%), 0.34%, 04/25/37(b)		9,959	7,272,276
HPS Loan Management Ltd.(a)(b)
Series 10A-16, Class C, (3 mo. LIBOR US + 3.65%), 3.92%, 01/20/28		2,500	2,348,155
Series 8A-2016, Class ER, (3 mo. LIBOR US + 5.50%), 5.77%, 07/20/30		1,000	781,307
Invitation Homes Trust, Series 2018-SFR2, Class E, (1 mo. LIBOR US + 2.00%), 2.17%, 06/17/37(a)(b)		3,000	2,907,258
Kayne CLO 6 Ltd., Series 2019-6A, Class E, (3 mo. LIBOR US + 7.53%), 7.80%, 01/20/33(a)(b)		500	437,226
Long Beach Mortgage Loan Trust(b)
Series 2006-10, Class 2A3, (1 mo. LIBOR US + 0.16%), 0.33%, 11/25/36		10,985	5,068,092
Series 2006-7, Class 2A3, (1 mo. LIBOR US + 0.16%), 0.33%, 08/25/36		6,187	3,117,639
Madison Park Funding X Ltd.(a)(b)
Series 2012-10A, Class DR2, (3 mo. LIBOR US + 3.25%), 3.52%, 01/20/29		750	681,261
Series 2012-10A, Class ER2, (3 mo. LIBOR US + 6.40%), 6.67%, 01/20/29		1,500	1,260,781
Madison Park Funding XVI Ltd., Series 2015-16A, Class C, (3 mo. LIBOR US + 3.70%), 3.97%, 04/20/26(a)(b)		1,000	947,312
Mastr Asset-Backed Securities Trust, Series 2006- HE2, Class A3, (1 mo. LIBOR US + 0.15%), 0.32%, 06/25/36(b)		9,087	4,871,847
Neuberger Berman CLO XX Ltd., Series 2015-20A, Class ER, (3 mo. LIBOR US + 5.00%), 5.28%, 01/15/28(a)(b)		710	593,381

1

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)		Value

Asset-Backed Securities (continued)
Oaktree CLO Ltd., Series 2015-1A, Class DR, (3 mo. LIBOR US + 5.20%), 5.47%, 10/20/27(a)(b)	USD	1,000		$748,866
Octagon Investment Partners LLC, Series 2017-1A, Class E, (3 mo. LIBOR US + 6.30%), 6.57%, 07/20/30(a)(b)		500		436,866
Octagon Investment Partners XXII Ltd., Series 2014- 1A, Class DRR, (3 mo. LIBOR US + 2.75%), 3.01%, 01/22/30(a)(b)		500		448,309
OHA Credit Partners VII Ltd., Series 2012-7A, Class DR, (3 mo. LIBOR US + 4.20%), 4.58%, 11/20/27(a)(b)		590		584,468
OHA Credit Partners XIII Ltd., Series 2016-13A, Class E, (3 mo. LIBOR US + 7.15%), 7.42%, 01/21/30(a)(b)		405		370,693
OZLM XIV Ltd., Series 2015-14A, Class CR, (3 mo. LIBOR US + 3.00%), 3.28%, 01/15/29(a)(b)		1,000		918,647
OZLM XXI Ltd., Series 2017-21A, Class D, (3 mo. LIBOR US + 5.54%), 5.81%, 01/20/31(a)(b)		250		175,109
Palmer Square CLO Ltd., Series 2020-1A, Class C, (3 mo. LIBOR US + 3.00%), 3.29%, 04/20/29(a)(b)		250		239,991
Palmer Square Loan Funding Ltd.(a)(b) (3 mo. LIBOR US + 2.10%), 2.48%, 08/20/27		750		727,500
Series 2018-5A, Class D, (3 mo. LIBOR US + 4.25%), 4.52%, 01/20/27		500		393,722
Series 2019-2A, Class B, (3 mo. LIBOR US + 2.25%), 2.52%, 04/20/27		250		244,466
Park Avenue Institutional Advisers CLO Ltd., Series 2017-1A, Class D, (3 mo. LIBOR US + 6.22%), 6.64%, 11/14/29(a)(b)		1,750		1,554,949
Renaissance Home Equity Loan Trust, Series 2007-3, Class AF2, 7.00%, 09/25/37		3,996		2,172,894
Rockford Tower CLO Ltd., Series 2017-2A, Class DR, (3 mo. LIBOR US + 2.85%), 3.13%, 10/15/29(a)(b)		500		492,020
Saxon Asset Securities Trust, Series 2007-3, Class 2A3, (1 mo. LIBOR US + 0.40%), 0.57%, 09/25/47(b)		5,000		4,497,257
Scholar Funding Trust, Series 2013-A, Class R, 0.00%,(c)		—	(e)	1,551,557
TICP CLO VII Ltd., Series 2017-7A, Class ER, (3 mo. LIBOR US + 7.05%), 7.33%, 04/15/33(a)(b)		250		205,972
Treman Park CLO Ltd., Series 2015-1A, Class DRR, (3 mo. LIBOR US + 2.65%), 2.92%, 10/20/28(a)(b)		1,500		1,385,937
TRESTLES CLO Ltd., Series 2017-1A, Class C, (3 mo. LIBOR US + 3.65%), 3.89%, 07/25/29(a)(b)		250		239,481
WaMu Asset-Backed Certificates Trust, Series 2007- HE3, Class 2A3, (1 mo. LIBOR US + 0.24%), 0.41%, 05/25/37(b)		7,970		6,684,093
Wellfleet CLO Ltd., Series 2017-3A, Class B, (3 mo. LIBOR US + 1.95%), 2.22%, 01/17/31(a)(b)		500		466,251

Security	Par (000)		Value

Asset-Backed Securities (continued)
Westcott Park CLO Ltd., Series 2016-1A, Class DR, (3 mo. LIBOR US + 3.25%), 3.52%, 07/20/28(a)(b)	USD	550	$518,177
York CLO-2 Ltd., Series 2015-1A, Class ER, (3 mo. LIBOR US + 5.65%), 5.91%, 01/22/31(a)(b)		250	191,424

Total Asset-Backed Securities — 19.5% (Cost: $121,530,909)			122,843,833

	Shares

Common Stocks

Aerospace & Defense — 0.3%
Raytheon Technologies Corp.		25,650	1,453,842

Building Products — 0.1%
Carrier Global Corp.		25,650	698,706

Diversified Financial Services — 0.0%
Arrow Global Group PLC		3,344	3,309

Energy Equipment & Services — 0.0%
Pioneer Energy Services Corp,(c)(f)		908	35,260

Machinery — 0.1%
Otis Worldwide Corp.		12,825	804,641

Total Common Stocks — 0.5% (Cost: $2,990,686)			2,995,758

		Par (000)

Corporate Bonds

Aerospace & Defense — 2.5%
Amsted Industries, Inc., 5.63%, 07/01/27(a)	USD	185	195,175
Bombardier, Inc. (a) 8.75%, 12/01/21(g)		1,177	1,177,000
5.75%, 03/15/22		120	114,000
6.00%, 10/15/22		10	9,200
6.13%, 01/15/23		408	350,880
7.50%, 12/01/24		181	146,610
7.50%, 03/15/25(g)		44	35,530
7.88%, 04/15/27(g)		1,237	983,415
Global Aircraft Leasing Co. Ltd., (6.5% Cash or 7.25% PIK), 6.50%, 09/15/24(a)(h)		256	159,360
Howmet Aerospace, Inc.
5.87%, 02/23/22(g)		1,065	1,131,775
5.13%, 10/01/24		38	40,380
Kratos Defense & Security Solutions, Inc., 6.50%, 11/30/25(a)(g)		448	472,640
Lockheed Martin Corp., 4.09%, 09/15/52(g)		451	629,043
Moog, Inc., 4.25%, 12/15/27(a)		172	175,834
Raytheon Technologies Corp., 3.75%, 11/01/46(g)		700	861,320
Signature Aviation US Holdings, Inc.(a)
5.38%, 05/01/26		322	334,205
4.00%, 03/01/28		303	286,335

2

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Aerospace & Defense (continued)
SoftBank Group Corp., 4.00%, 04/20/23	EUR	140	$169,877
TransDigm, Inc.(a)
8.00%, 12/15/25	USD	825	895,125
6.25%, 03/15/26(g)		6,999	7,383,945
Wolverine Escrow LLC(a) 8.50%, 11/15/24		314	227,650
9.00%, 11/15/26		276	200,100

			15,979,399

Air Freight & Logistics — 0.2%
FedEx Corp.(g) 3.90%, 02/01/35		500	568,042
4.75%, 11/15/45		500	623,311
XPO Logistics, Inc., 6.75%, 08/15/24(a)		22	23,660

			1,215,013

Airlines — 1.4%
Air Canada Pass-Through Trust, Series 2013-1, Class B, 5.38%, 11/15/22(a)		1,702	1,549,937
American Airlines Pass-Through Trust, 4.95%, 07/15/24(g)		1,118	906,670
Avianca Holdings SA, 9.00%, 05/10/23(a)(f)(i)		465	88,350
Continental Airlines Pass-Through Trust, Series 2007-1, Class B, 6.90%, 04/19/22		76	62,783
Delta Air Lines Pass-Through Trust, Series 2007-1, Class B, 8.02%, 02/10/24		979	922,316
Latam Finance Ltd., 6.88%, 04/11/24(a)(f)(i)		737	251,501
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd., 6.50%, 06/20/27(a)		1,374	1,422,090
United Airlines Pass-Through Trust, Series 2015-1, Class A, 3.70%, 12/01/22(g)		3,570	3,331,133

			8,534,780

Auto Components — 1.3%
Allison Transmission, Inc.(a) 5.00%, 10/01/24		38	38,732
5.88%, 06/01/29		381	420,917
Aptiv PLC(g) 4.25%, 01/15/26		400	460,062
4.40%, 10/01/46		280	284,788
Clarios Global LP/Clarios U.S. Finance Co., 4.38%, 05/15/26	EUR	101	118,973
Clarios Global LP/Clarios US Finance Co.(a)(g)
6.25%, 05/15/26	USD	1,381	1,477,836
8.50%, 05/15/27		2,163	2,273,313
Dealer Tire LLC / DT Issuer LLC, 8.00%, 02/01/28(a)		337	331,102
Faurecia SE, 3.75%, 06/15/28	EUR	100	117,795
FCE Bank PLC, 1.62%, 05/11/23		100	113,803
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 6.25%, 02/01/22(g)	USD	341	347,922
6.75%, 02/01/24(g)		240	247,200
4.75%, 09/15/24		143	145,860
6.38%, 12/15/25(g)		231	240,240
6.25%, 05/15/26		498	526,271
5.25%, 05/15/27		604	622,120
IHO Verwaltungs GmbH, (4.63% PIK), 3.88%, 05/15/27(h)	EUR	100	118,486
Tesla, Inc., 5.30%, 08/15/25(a)	USD	429	444,015

			8,329,435

Automobiles — 0.5%
General Motors Co., 6.25%, 10/02/43(g)		2,194	2,613,103

Security		Par (000)	Value

Automobiles (continued)
Rolls-Royce PLC 0.88%, 05/09/24	EUR	100	$105,623
1.63%, 05/09/28		100	100,594
Winnebago Industries, Inc., 6.25%, 07/15/28(a)	USD	176	186,120

			3,005,440

Banks — 1.7%
Banca Monte dei Paschi di Siena SpA, 2.63%, 04/28/25	EUR	100	115,691
Banco Bilbao Vizcaya Argentaria SA, (5 year USD Swap + 3.87%), 6.13%(g)(j)(k)	USD	2,000	1,800,000
Bancolombia SA, (5 year CMT + 2.94%), 4.63%, 12/18/29(k)		500	474,219
Bank Leumi Le-Israel BM, (5 year CMT + 1.63%), 3.28%, 01/29/31(a)(k)		407	401,913
Bank of East Asia Ltd., (5 year CMT + 4.26%), 5.88%(j)(k)		250	244,375
Bank Tabungan Negara Persero Tbk PT, 4.20%, 01/23/25		200	198,125
Barclays PLC, 5.20%, 05/12/26		200	227,338
BBVA Bancomer SA, 6.75%, 09/30/22(a)		682	736,389
Burgan Bank SAK, (5 year USD Swap + 4.01%), 5.75%(j)(k)		250	242,500
Chong Hing Bank Ltd., (5 year CMT + 3.86%), 5.70%(j)(k)		250	248,047
CIT Group, Inc., 5.00%, 08/01/23(g)		847	886,174
Commerzbank AG(k)
(5 year EUR Swap + 4.35%), 4.00%, 12/05/30	EUR	100	119,003
(5 year EUR Swap + 6.36%), 6.13%(j)		200	222,983
Emirates NBD Bank PJSC, (6 year USD Swap + 3.66%), 6.13%(j)(k)	USD	250	248,828
HSBC Holdings PLC, 4.38%, 11/23/26(g)		370	417,530
Intesa Sanpaolo SpA, 5.02%, 06/26/24(a)(g)		2,888	3,039,205
Itau Unibanco Holding SA, 5.13%, 05/13/23(a)		417	441,108
Phoenix PIB Dutch Finance BV, 2.38%, 08/05/25(l)	EUR	100	118,611
Standard Chartered PLC, (5 year USD ICE Swap + 1.97%), 4.87%, 03/15/33(a)(g)(k)	USD	500	552,393
Unione di Banche Italiane SpA, (5 year EUR Swap + 5.75%), 5.88%, 03/04/29(k)	EUR	100	129,417

			10,863,849

Beverages — 0.6%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.90%, 02/01/46(g)	USD	2,160	2,758,960
Central American Bottling Corp., 5.75%, 01/31/27(a)		637	661,286
Crown Cork & Seal Co., Inc., 7.38%, 12/15/26		45	53,100
Silgan Holdings, Inc. 4.13%, 02/01/28		278	284,950
2.25%, 06/01/28	EUR	100	115,734

			3,874,030

Biotechnology(g) — 0.4%
Amgen, Inc., 4.40%, 05/01/45	USD	1,100	1,483,980
Gilead Sciences, Inc., 4.75%, 03/01/46		700	1,010,293

			2,494,273

Building Materials — 0.1%
Cemex SAB de CV, 3.13%, 03/19/26	EUR	100	110,286
Summit Materials LLC/Summit Materials Finance Corp., 5.25%, 01/15/29(a)(l)	USD	227	235,512

			345,798

3

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Building Products(a) — 0.5%
Advanced Drainage Systems, Inc., 5.00%, 09/30/27	USD	310	$319,300
American Builders & Contractors Supply Co., Inc., 5.88%, 05/15/26		317	335,228
Forterra Finance LLC/FRTA Finance Corp., 6.50%, 07/15/25		463	490,780
JELD-WEN, Inc., 6.25%, 05/15/25		189	202,230
Masonite International Corp. 5.75%, 09/15/26		106	111,075
5.38%, 02/01/28		186	198,090
Standard Industries, Inc. 6.00%, 10/15/25(g)		659	686,322
5.00%, 02/15/27		48	51,000
4.75%, 01/15/28		68	72,675
4.38%, 07/15/30		804	868,320

			3,335,020

Capital Markets — 0.5%
CFLD Cayman Investment Ltd., 6.90%, 01/13/23		200	198,750
Goldman Sachs Group, Inc., Series R, (5 year CMT + 3.22%), 4.95%, 12/31/99(g)(j)(k)		900	902,765
Intercorp Peru Ltd., 3.88%, 08/15/29(a)		470	465,535
Intertrust Group BV, 3.38%, 11/15/25	EUR	100	120,137
LABL Escrow Issuer LLC, 6.75%, 07/15/26(a)	USD	414	447,120
Operadora de Servicios Mega SA de CV Sofom ER, 8.25%, 02/11/25(a)		210	183,356
Owl Rock Capital Corp., 5.25%, 04/15/24(g)		106	111,531
Raymond James Financial, Inc., 4.95%, 07/15/46(g)		400	516,463
Stevens Holding Co., Inc., 6.13%, 10/01/26(a)		197	210,790

			3,156,447

Chemicals — 2.3%
Ashland Services BV, 2.00%, 01/30/28	EUR	100	112,200
Atotech Alpha 2 BV, (8.75% Cash or 9.50% PIK), 8.75%, 06/01/23(a)(h)	USD	706	713,060
Atotech Alpha 3 BV/Alpha US Bidco, Inc., 6.25%, 02/01/25(a)(g)		2,170	2,232,387
Axalta Coating Systems LLC, 4.88%, 08/15/24(a)		265	271,625
Blue Cube Spinco LLC 9.75%, 10/15/23(g)		915	953,888
10.00%, 10/15/25		430	459,025
Braskem Netherlands Finance BV, (5 year CMT + 8.22%), 8.50%, 01/23/81(a)(k)		537	545,055
Chemours Co., 6.63%, 05/15/23		369	369,000
Cydsa SAB de CV, 6.25%, 10/04/27(a)(g)		914	918,284
Element Solutions, Inc., 5.88%, 12/01/25(a)(g)		1,636	1,689,170
ENN Clean Energy International Investment Ltd., 7.50%, 02/27/21		200	202,250
Equate Petrochemical BV, 4.25%, 11/03/26(a)		442	474,459
GCP Applied Technologies, Inc., 5.50%, 04/15/26(a)		199	202,980
Minerals Technologies, Inc., 5.00%, 07/01/28(a)		218	226,240
Monitchem HoldCo 3 SA, 5.25%, 03/15/25	EUR	100	120,660
NOVA Chemicals Corp., 4.88%, 06/01/24(a)	USD	80	79,960
Orbia Advance Corp SAB de CV, 5.50%, 01/15/48(a)(g)		526	573,998
PQ Corp., 5.75%, 12/15/25(a)(g)		644	663,320
Sherwin-Williams Co., 4.50%, 06/01/47(g)		310	415,446
Valvoline, Inc., 4.25%, 02/15/30(a)		342	359,528
Vedanta Resources Finance II PLC, 9.25%, 04/23/26		282	197,312

Security		Par (000)	Value

Chemicals (continued)
WESCO Distribution, Inc.(a) 7.13%, 06/15/25	USD	830	$910,834
7.25%, 06/15/28		937	1,023,672
WR Grace & Co-Conn(a) 5.63%, 10/01/24(g)		300	324,750
4.88%, 06/15/27		392	417,480
Yingde Gases Investment Ltd., 6.25%, 01/19/23		200	206,000

			14,662,583

Commercial Services & Supplies — 1.8%
ADT Security Corp. 6.25%, 10/15/21		234	245,700
4.13%, 06/15/23		16	16,749
4.88%, 07/15/32(a)		685	688,425
Advanced Disposal Services, Inc., 5.63%, 11/15/24(a)		176	182,635
Aviation Capital Group LLC, 6.75%, 04/06/21(a)(g)		5,000	5,079,835
Booz Allen Hamilton, Inc., 5.13%, 05/01/25(a)		455	465,238
Clean Harbors, Inc.(a)(g) 4.88%, 07/15/27		297	314,853
5.13%, 07/15/29		205	219,350
Garda World Security Corp.(a) 4.63%, 02/15/27		345	354,460
9.50%, 11/01/27(g)		176	191,840
GFL Environmental, Inc.(a) 7.00%, 06/01/26(g)		675	715,500
5.13%, 12/15/26		630	668,896
8.50%, 05/01/27		278	311,443
KAR Auction Services, Inc., 5.13%, 06/01/25(a)(g)		323	324,615
Ritchie Bros Auctioneers, Inc., 5.38%, 01/15/25(a)(g)		157	162,462
United Rentals North America, Inc. 4.63%, 10/15/25(g)		324	333,315
5.88%, 09/15/26		60	64,050
5.50%, 05/15/27		345	371,306
3.88%, 11/15/27(g)		292	306,600
5.25%, 01/15/30		170	186,150
4.00%, 07/15/30		200	207,000

			11,410,422

Communications Equipment — 0.4%
CommScope Technologies LLC, 6.00%, 06/15/25(a)		28	28,608
CommScope, Inc.(a) 5.50%, 03/01/24(g)		1,097	1,139,256
6.00%, 03/01/26		292	311,526
8.25%, 03/01/27		50	53,920
Nokia OYJ(g) 3.38%, 06/12/22		126	130,095
4.38%, 06/12/27		177	188,948
ViaSat, Inc., 5.63%, 04/15/27(a)		677	717,417

			2,569,770

Construction & Engineering — 0.3%
Brand Industrial Services, Inc., 8.50%, 07/15/25(a)(g)		624	577,200
Delhi International Airport Ltd., 6.45%, 06/04/29		200	196,438
frontdoor, Inc., 6.75%, 08/15/26(a)		323	348,436
SPIE SA, 2.63%, 06/18/26	EUR	100	117,737
SRS Distribution, Inc., 8.25%, 07/01/26(a)(g)	USD	618	642,720

			1,882,531

Construction Materials(a) — 0.8%
American Builders & Contractors Supply Co., Inc., 4.00%, 01/15/28		444	461,760

4

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Construction Materials (continued)
Core & Main LP, 6.13%, 08/15/25	USD	1,178	$1,213,434
HD Supply, Inc., 5.38%, 10/15/26(g)		2,397	2,511,912
New Enterprise Stone & Lime Co., Inc., 6.25%, 03/15/26		88	90,640
Williams Scotsman International, Inc., 6.88%, 08/15/23		418	431,673

			4,709,419

Consumer Discretionary — 0.1%
Carnival Corp. 11.50%, 04/01/23(a)		361	392,587
10.13%, 02/01/26	EUR	100	118,250
Fiat Chrysler Automobiles NV, 3.88%, 01/05/26		100	125,412
Nielsen Co. Luxembourg Sarl, 5.00%, 02/01/25(a)(g)	USD	196	201,149

			837,398

Consumer Finance — 2.0%
Ally Financial, Inc., 8.00%, 11/01/31(g)		1,832	2,533,783
Ford Motor Credit Co. LLC 5.13%, 06/16/25		597	636,444
4.39%, 01/08/26(g)		1,250	1,283,975
Husky III Holding Ltd., (13.00% Cash or 13.00% PIK), 13.00%, 02/15/25(a)(h)		327	328,635
Iron Mountain UK PLC, 3.88%, 11/15/25	GBP	100	129,897
Muthoot Finance Ltd. 6.13%, 10/31/22(a)	USD	481	491,973
4.40%, 09/02/23		200	196,625
Navient Corp.
5.00%, 10/26/20(g)		370	372,816
7.25%, 09/25/23(g)		153	161,560
6.13%, 03/25/24		105	108,675
5.88%, 10/25/24		76	77,900
6.75%, 06/15/26		40	41,600
5.00%, 03/15/27		335	320,762
OneMain Finance Corp. 6.13%, 05/15/22		85	89,463
6.88%, 03/15/25		263	293,902
7.13%, 03/15/26		483	566,235
6.63%, 01/15/28		262	300,239
5.38%, 11/15/29		85	89,684
Refinitiv US Holdings, Inc. 4.50%, 05/15/26(a)	EUR	480	592,222
4.50%, 05/15/26		118	145,588
6.25%, 05/15/26(a)	USD	157	169,756
8.25%, 11/15/26(a)(g)		1,102	1,216,332
Verscend Escrow Corp., 9.75%, 08/15/26(a)(g)		1,936	2,143,713

			12,291,779

Containers & Packaging — 1.3%
ARD Finance SA, (6.50% Cash or 7.25% PIK), 6.50%, 06/30/27(a)(g)(h)		999	1,021,477
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
4.13%, 08/15/26(a)(g)		310	321,718
4.75%, 07/15/27	GBP	100	128,936
4.75%, 07/15/27(a)		100	128,936
Ball Corp. 5.25%, 07/01/25	USD	44	50,160
4.88%, 03/15/26		238	270,685
Berry Global, Inc., 1.00%, 01/15/25	EUR	100	112,848

Security		Par (000)	Value

Containers & Packaging (continued)
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26	USD	513	$543,975
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 02/01/26(g)		543	566,610
Graphic Packaging International LLC, 3.50%, 03/15/28(a)		152	154,470
Intertape Polymer Group, Inc., 7.00%, 10/15/26(a)		237	247,369
Mauser Packaging Solutions Holding Co., 5.50%, 04/15/24(a)(g)		1,030	1,050,167
OI European Group BV, 2.88%, 02/15/25	EUR	100	117,487
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, 7.00%, 07/15/24(a)	USD	421	428,894
Sealed Air Corp.(a) 5.13%, 12/01/24		54	59,400
6.88%, 07/15/33		44	53,460
Trivium Packaging Finance BV 3.75%, 08/15/26	EUR	100	117,437
5.50%, 08/15/26(a)(g)	USD	1,189	1,266,642
8.50%, 08/15/27(a)(g)		1,508	1,651,260

			8,291,931

Diversified Consumer Services — 0.5%
APX Group, Inc. 7.88%, 12/01/22		139	140,042
8.50%, 11/01/24		166	170,980
Ascend Learning LLC(a) 6.88%, 08/01/25		823	843,575
6.88%, 08/01/25(g)		374	385,220
Graham Holdings Co., 5.75%, 06/01/26(a)		204	216,240
Laureate Education, Inc., 8.25%, 05/01/25(a)		138	147,660
Pinewood Finance Co. Ltd., 3.25%, 09/30/25	GBP	100	131,182
Prime Security Services Borrower LLC/Prime Finance, Inc.(a)
5.25%, 04/15/24	USD	178	191,350
5.75%, 04/15/26(g)		416	461,760
Service Corp. International, 5.13%, 06/01/29		281	310,505
ServiceMaster Co. LLC, 5.13%, 11/15/24(a)(g)		326	335,780

			3,334,294

Diversified Financial Services — 2.3%
Allied Universal Holdco LLC/Allied Universal Finance Corp.(a)
6.63%, 07/15/26(g)		2,489	2,663,230
9.75%, 07/15/27		636	706,927
Alpha Holding SA de CV, 9.00%, 02/10/25(a)		405	330,885
Altice France Holding SA 8.00%, 05/15/27	EUR	100	126,599
10.50%, 05/15/27(a)	USD	1,841	2,105,644
6.00%, 02/15/28(a)		497	496,399
Arrow Global Finance PLC, 5.13%, 09/15/24	GBP	100	123,293
ASG Finance Designated Activity Co., 7.88%, 12/03/24(a)	USD	262	175,376
CFLD Cayman Investment Ltd. 8.63%, 02/28/21		200	203,000
8.60%, 04/08/24		200	201,625
Citigroup, Inc., Series V, (Secured Overnight Financing Rate + 3.23%), 4.70%(g)(j)(k)		785	754,581
Credit Suisse Group AG, (5 year USD Swap + 4.60%), 7.50%(a)(j)(k)		200	210,908

5

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Diversified Financial Services (continued)
F-Brasile SpA/F-Brasile US LLC, Series XR, 7.38%, 08/15/26(a)	USD	464	$372,499
Garfunkelux Holdco 3 SA, 7.50%, 08/01/22	EUR	100	110,018
General Motors Financial Co., Inc., 4.25%, 05/15/23(g)	USD	326	346,200
Greenko Dutch BV, 5.25%, 07/24/24		200	204,125
Greenko Mauritius Ltd., 6.25%, 02/21/23		200	204,000
Intrum AB, 3.00%, 09/15/27	EUR	100	104,244
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.25%, 02/01/27(a)(g)	USD	408	344,760
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.25%, 03/15/22(a)(g)		27	26,460
LHC3 PLC, (4.13% Cash or 4.88% PIK), 4.13%, 08/15/24(h)	EUR	101	118,854
Lloyds Banking Group PLC, (5 year CMT + 4.82%), 6.75%, 12/31/99(j)(k)	USD	515	531,737
Manappuram Finance Ltd., 5.90%, 01/13/23		200	197,500
Mong Doung Finacial Holdings BV, 5.13%, 05/07/29		250	251,719
Murphy Oil USA, Inc., 4.75%, 09/15/29		194	205,091
Scenery Journey Ltd.
11.00%, 11/06/20		200	201,312
11.50%, 10/24/22		219	212,088
13.00%, 11/06/22		200	199,125
Spectrum Brands, Inc.(a)
5.00%, 10/01/29		153	157,590
5.50%, 07/15/30		198	205,425
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 6.75%, 06/01/25(a)(g)(l)		1,198	1,236,935
Usiminas International Sarl, 5.88%, 07/18/26(a)		200	197,850
Verisure Midholding AB, 5.75%, 12/01/23	EUR	100	118,367
Vertical Holdco GmbH, 7.63%, 07/15/28(a)	USD	200	212,500
Vertical Midco GmbH, 4.38%, 07/15/27	EUR	100	118,368
VZ Vendor Financing BV, 2.50%, 01/31/24		100	116,028
Wanda Group Overseas Ltd., 7.50%, 07/24/22	USD	200	194,438
WMG Acquisition Corp., 5.50%, 04/15/26(a)		197	204,387

			14,490,087

Diversified Telecommunication Services — 2.6%
AT&T, Inc.(g)
4.65%, 06/01/44		111	130,050
4.85%, 07/15/45		389	482,029
4.75%, 05/15/46		2,545	3,170,840
Axtel SAB de CV, 6.38%, 11/14/24(a)(g)		525	549,281
CenturyLink, Inc.
5.13%, 12/15/26(a)(g)		1,101	1,152,626
4.00%, 02/15/27(a)		605	631,886
Series P, 7.60%, 09/15/39		441	505,906
Series U, 7.65%, 03/15/42		544	620,160
Series W, 6.75%, 12/01/23(g)		620	687,425
Series Y, 7.50%, 04/01/24(g)		715	807,950
Cincinnati Bell, Inc., 7.00%, 07/15/24(a)(g)		100	103,468
Frontier Communications Corp., 8.00%, 04/01/27(a)		1,439	1,489,365
GCI LLC, 6.63%, 06/15/24(a)		182	191,593
Level 3 Financing, Inc.
5.63%, 02/01/23		41	41,172
5.38%, 05/01/25		146	150,745
5.25%, 03/15/26(g)		864	902,422
4.63%, 09/15/27(a)		169	177,661
4.25%, 07/01/28(a)		996	1,038,330

Security		Par (000)	Value

Diversified Telecommunication Services (continued)
Oi SA, (8.00% Cash or 4.00% PIK), 10.00%, 07/27/25(h)	USD	527	$503,944
SoftBank Group Corp., 4.50%, 04/20/25	EUR	100	123,181
Telecom Italia Capital SA
6.38%, 11/15/33	USD	82	100,070
6.00%, 09/30/34		569	689,611
7.20%, 07/18/36		137	179,949
7.72%, 06/04/38		236	327,679
Telecom Italia SpA
4.00%, 04/11/24	EUR	100	126,041
5.30%, 05/30/24(a)(g)	USD	800	893,984
2.75%, 04/15/25	EUR	100	121,586
Telesat Canada/Telesat LLC, 4.88%, 06/01/27(a)	USD	404	410,060

			16,309,014

Electric Utilities — 2.4%
Adani Green Energy UP Ltd. / Prayatna Developers Pvt Ltd. / Parampujya Solar Energ, 6.25%, 12/10/24		200	210,437
Duke Energy Corp., 4.80%, 12/15/45(g)		1,500	2,081,864
Electricite de France SA, (10 year USD Swap + 3.71%), 5.25%(a)(g)(j)(k)		7,500	7,800,000
Emera US Finance LP, 4.75%, 06/15/46(g)		200	259,800
Empresas Publicas de Medellin ESP, 4.25%, 07/18/29(a)		309	314,716
Enel Finance International NV, 3.63%, 05/25/27(a)(g)		1,250	1,396,732
Energuate Trust, 5.88%, 05/03/27(a)(g)		375	379,102
Inkia Energy Ltd., 5.88%, 11/09/27(a)(g)		455	462,678
NextEra Energy Operating Partners LP(a)
4.25%, 07/15/24		626	666,690
4.25%, 09/15/24		119	126,735
4.50%, 09/15/27		48	52,200
ReNew Power Synthetic, 6.67%, 03/12/24		200	206,563
Virginia Electric & Power Co., Series A, 6.00%, 05/15/37(g)		750	1,124,415

			15,081,932

Electronic Equipment, Instruments & Components — 0.5%
CDW LLC/CDW Finance Corp.
5.50%, 12/01/24(g)		724	812,538
5.00%, 09/01/25		127	131,445
Corning, Inc., 4.38%, 11/15/57(g)		1,915	2,394,999
Itron, Inc., 5.00%, 01/15/26(a)		29	29,957

			3,368,939

Energy Equipment & Services — 0.5%
Archrock Partners LP/Archrock Partners Finance Corp.(a)
6.88%, 04/01/27		213	217,997
6.25%, 04/01/28		28	28,280
ChampionX Corp., 6.38%, 05/01/26		283	265,313
Gates Global LLC/Gates Global Co., 6.25%, 01/15/26(a)		428	448,330
Odebrecht Oil & Gas Finance Ltd., 0.00%, 12/31/99(a)(j)(m)		155	773
Pattern Energy Group, Inc., 5.88%, 02/01/24(a)		263	270,890
Pioneer Energy Services Corp.(a)(h)
(11% Cash), 11.00%, 05/15/25		372	297,923
(5.00% PIK), 5.00%, 11/15/25		254	137,273
Transocean, Inc. 8.38%, 12/15/21		47	31,960

6

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Energy Equipment & Services (continued)
Transocean, Inc. (continued) 8.00%, 02/01/27(a)	USD	396	$193,169
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 04/01/26(g)		305	312,625
6.88%, 09/01/27		567	579,638

			2,784,171

Environmental, Maintenance, & Security Service(a) — 0.2%
Tervita Corp., 7.63%, 12/01/21(g)		383	302,570
Waste Pro USA, Inc., 5.50%, 02/15/26		609	618,135

			920,705

Equity Real Estate Investment Trusts (REITs) — 1.6%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL, 5.75%, 05/15/26(a)		205	172,214
Five Point Operating Co. LP/Five Point Capital Corp., 7.88%, 11/15/25(a)(g)		265	256,062
Fortune Star BVI Ltd.
6.88%, 01/31/21		200	201,500
5.95%, 01/29/23		200	201,188
6.75%, 07/02/23		250	256,250
Iron Mountain, Inc.(a)
4.88%, 09/15/27		413	429,004
4.88%, 09/15/29		2	2,084
5.25%, 07/15/30		607	636,591
5.63%, 07/15/32		799	857,926
LMIRT Capital Pte Ltd., 7.25%, 06/19/24		232	211,918
MAF Sukuk Ltd., 4.64%, 05/14/29		515	539,623
Marriott Ownership Resorts, Inc./ILG LLC, 6.50%, 09/15/26		48	49,200
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer Inc., 5.75%, 02/01/27		32	34,640
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.(g)
5.63%, 05/01/24		1,713	1,858,605
4.50%, 09/01/26		665	691,600
MPT Operating Partnership LP/MPT Finance Corp.(g)
5.00%, 10/15/27		1,095	1,174,387
4.63%, 08/01/29		539	569,486
Starwood Property Trust, Inc., 5.00%, 12/15/21(g)		278	280,952
Trust F/1401, 6.95%, 01/30/44		1,738	1,877,040

			10,300,270

Food & Staples Retailing — 0.7%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertson’s LLC
6.63%, 06/15/24(g)		206	214,363
5.75%, 03/15/25		94	97,290
7.50%, 03/15/26(a)(g)		127	142,875
4.63%, 01/15/27(a)(g)		928	981,360
5.88%, 02/15/28(a)		377	412,815
4.88%, 02/15/30(a)		319	345,477
BRF GmbH, 4.35%, 09/29/26		200	198,875
Health & Happiness H&H International Holdings Ltd., 5.63%, 10/24/24		200	205,000
Lamb Weston Holdings, Inc., 4.88%, 05/15/28(a)		560	629,300
Walgreens Boots Alliance, Inc., 4.80%, 11/18/44(g)		750	850,121

			4,077,476

Security		Par (000)	Value

Food Products — 2.5%
Aramark Services, Inc.
5.00%, 04/01/25(a)	USD	347	$356,543
4.75%, 06/01/26		252	250,740
5.00%, 02/01/28(a)(g)		735	739,594
Chobani LLC/Chobani Finance Corp., Inc., 7.50%, 04/15/25(a)(g)		532	554,610
Darling Ingredients, Inc., 5.25%, 04/15/27(a)		124	132,370
Graphic Packaging International LLC, 4.75%, 07/15/27(a)		104	112,320
JBS USA LUX SA/JBS USA Finance, Inc.(a)
5.88%, 07/15/24		297	303,683
5.75%, 06/15/25(g)		1,153	1,190,472
6.75%, 02/15/28		464	518,520
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.(a)
6.50%, 04/15/29		862	976,215
5.50%, 01/15/30		683	753,008
Kraft Heinz Foods Co.
3.88%, 05/15/27(a)		189	203,557
4.25%, 03/01/31(a)(g)		1,851	2,043,194
5.00%, 07/15/35		165	193,313
6.88%, 01/26/39		306	410,305
4.63%, 10/01/39(a)		138	144,824
6.50%, 02/09/40		205	258,969
5.00%, 06/04/42		163	183,007
5.20%, 07/15/45		356	406,119
4.38%, 06/01/46		487	512,065
4.88%, 10/01/49(a)		1,338	1,478,316
5.50%, 06/01/50(a)(g)		1,703	1,997,807
MHP Lux SA, 6.25%, 09/19/29(a)		600	571,500
Post Holdings, Inc.(a)
5.75%, 03/01/27(g)		294	313,110
5.63%, 01/15/28		86	93,981
5.50%, 12/15/29		152	166,812
4.63%, 04/15/30		645	678,863
Simmons Foods, Inc., 7.75%, 01/15/24(a)		279	293,299

			15,837,116

Health Care Equipment & Supplies — 1.0%
Avantor Funding, Inc., 4.63%, 07/15/28(a)		1,329	1,404,089
Avantor, Inc., 6.00%, 10/01/24(a)(g)		2,081	2,190,252
Hologic, Inc.(a)
4.38%, 10/15/25		225	230,625
4.63%, 02/01/28		179	191,113
Ortho-Clinical Diagnostics Inc./Ortho-Clinical Diagnostics SA, 7.25%, 02/01/28(a)		1,529	1,599,716
Teleflex, Inc.
4.88%, 06/01/26		284	298,200
4.63%, 11/15/27		72	77,851
4.25%, 06/01/28(a)		386	413,503

			6,405,349

Health Care Providers & Services — 4.0%
AdaptHealth LLC, 6.13%, 08/01/28(a)		194	202,177
AHP Health Partners, Inc., 9.75%, 07/15/26(a)		274	291,125
Centene Corp. 5.25%, 04/01/25(a)		543	566,197
5.38%, 06/01/26(a)(g)		401	428,833
5.38%, 08/15/26(a)		387	414,090
4.25%, 12/15/27(g)		802	852,125
4.63%, 12/15/29(g)		2,173	2,423,460

7

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Health Care Providers & Services (continued)
Centene Corp. (continued) 3.38%, 02/15/30	USD	593	$627,839
CHS/Community Health Systems, Inc.(a)
8.63%, 01/15/24(g)		807	831,210
6.63%, 02/15/25		332	335,420
8.00%, 03/15/26(g)		1,406	1,440,124
Encompass Health Corp., 5.75%, 11/01/24		45	45,450
HCA, Inc.
5.38%, 02/01/25(g)		1,326	1,495,065
5.88%, 02/15/26		54	63,196
5.38%, 09/01/26(g)		403	460,427
5.63%, 09/01/28(g)		726	865,755
5.88%, 02/01/29		262	318,985
3.50%, 09/01/30(g)		1,896	1,992,723
LifePoint Health, Inc., 4.38%, 02/15/27(a)		124	126,717
MEDNAX, Inc.(a)
5.25%, 12/01/23(g)		198	200,475
6.25%, 01/15/27		323	341,573
Molina Healthcare, Inc.
5.38%, 11/15/22		207	217,350
4.88%, 06/15/25(a)		204	208,590
MPH Acquisition Holdings LLC, 7.13%, 06/01/24(a)(g)		879	902,074
Northwell Healthcare, Inc., 4.26%, 11/01/47(g)		686	809,137
Polaris Intermediate Corp., (8.5% Cash or 9.25% PIK), 8.50%, 12/01/22(a)(g)(h)		514	522,941
Surgery Center Holdings, Inc.(a)
6.75%, 07/01/25(g)		782	756,585
10.00%, 04/15/27		407	431,542
Tenet Healthcare Corp.
8.13%, 04/01/22(g)		1,295	1,395,362
4.63%, 07/15/24(g)		428	435,490
4.63%, 09/01/24(a)		433	442,742
4.88%, 01/01/26(a)(g)		1,703	1,781,270
6.25%, 02/01/27(a)(g)		215	228,375
5.13%, 11/01/27(a)(g)		1,129	1,198,151
UnitedHealth Group, Inc., 4.38%, 03/15/42(g)		750	1,003,966
Vizient, Inc., 6.25%, 05/15/27(a)		483	514,395

			25,170,936

Health Care Technology — 0.4%
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc., 5.75%, 03/01/25(a)		810	828,225
IQVIA, Inc.
3.25%, 03/15/25	EUR	194	231,717
5.00%, 10/15/26(a)	USD	548	578,129
5.00%, 05/15/27(a)		717	765,173
2.88%, 06/15/28	EUR	100	120,179

			2,523,423

Hotels, Restaurants & Leisure — 4.3%
1011778 BC ULC/New Red Finance, Inc.(a)
4.25%, 05/15/24(g)	USD	28	28,560
5.00%, 10/15/25(g)		1,853	1,894,692
3.88%, 01/15/28		541	562,472
4.38%, 01/15/28		371	385,888
Boyd Gaming Corp.
8.63%, 06/01/25(a)		124	136,695
6.38%, 04/01/26		66	67,485
6.00%, 08/15/26		133	134,048

Security		Par (000)	Value

Hotels, Restaurants & Leisure (continued)
Boyne USA, Inc., 7.25%, 05/01/25(a)	USD	230	$245,813
Cedar Fair LP / Canada’s Wonderland Co. / Magnum Management Corp. / Millennium Op, 5.50%, 05/01/25(a)		594	606,622
Churchill Downs, Inc.(a)
5.50%, 04/01/27(g)		965	1,009,631
4.75%, 01/15/28		321	327,420
Cirsa Finance International Sarl, 4.75%, 05/22/25	EUR	100	103,519
Gamma Bidco SpA, 6.25%, 07/15/25		100	117,353
GLP Capital LP/GLP Financing II, Inc.(g)
5.25%, 06/01/25	USD	124	133,560
5.38%, 04/15/26		208	232,688
Golden Nugget, Inc., 6.75%, 10/15/24(a)(g)		1,273	881,552
Hilton Domestic Operating Co., Inc.(g)
4.25%, 09/01/24		382	385,820
5.13%, 05/01/26		852	881,820
4.88%, 01/15/30		1,189	1,245,477
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.
4.63%, 04/01/25		34	34,553
4.88%, 04/01/27		246	255,533
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(a)
5.00%, 06/01/24		45	46,094
5.25%, 06/01/26(g)		406	426,178
Las Vegas Sands Corp.
3.50%, 08/18/26		60	60,192
3.90%, 08/08/29		56	56,055
Lions Gate Capital Holdings LLC(a)
6.38%, 02/01/24		30	30,282
5.88%, 11/01/24		203	202,493
McDonald’s Corp., 3.70%, 01/30/26(g)		750	859,594
Melco Resorts Finance Ltd., 5.25%, 04/26/26		250	253,438
MGM China Holdings Ltd., 5.88%, 05/15/26		250	262,500
MGM Resorts International
7.75%, 03/15/22(g)		438	465,922
6.00%, 03/15/23		494	516,230
5.75%, 06/15/25		35	36,138
Powder Corp., 6.00%, 08/01/25(a)		231	236,198
RHP Hotel Properties LP/RHP Finance Corp., 4.75%, 10/15/27		676	630,573
Scientific Games International, Inc.
5.00%, 10/15/25(a)(g)		461	456,966
3.38%, 02/15/26	EUR	300	327,517
8.25%, 03/15/26(a)	USD	603	603,959
7.00%, 05/15/28(a)		284	261,280
7.25%, 11/15/29(a)		213	194,895
Stonegate Pub Co. Financing 2019 PLC, 8.25%, 07/31/25	GBP	100	125,664
Studio City Finance Ltd., 7.25%, 02/11/24	USD	250	263,125
Unique Pub Finance Co. PLC
Series M, 7.40%, 03/28/24	GBP	6,400	8,713,007
Series N, 6.46%, 03/30/32		100	136,167
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 05/15/27(a)	USD	268	238,667
Wynn Macau Ltd., 5.50%, 10/01/27		200	198,625

8

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Hotels, Restaurants & Leisure (continued)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.13%, 10/01/29(a)	USD	518	$495,985
Yum! Brands, Inc.
3.88%, 11/01/23		110	113,988
7.75%, 04/01/25(a)(g)		553	620,742
4.75%, 01/15/30(a)(g)		503	545,755
5.35%, 11/01/43		85	88,400

			27,137,830

Household Durables — 1.0%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp.(a)
6.25%, 09/15/27		255	255,000
4.88%, 02/15/30		447	405,652
Controladora Mabe SA de CV, 5.60%, 10/23/28(a)		624	656,955
Global Prime Capital Pte Ltd., 5.50%, 10/18/23		200	197,625
K Hovnanian Enterprises, Inc., 7.75%, 02/15/26(a)		398	390,040
Lennar Corp.
6.25%, 12/15/21(g)		450	467,424
4.88%, 12/15/23		146	157,346
4.75%, 05/30/25(g)		410	451,000
5.25%, 06/01/26		32	35,840
4.75%, 11/29/27		425	485,562
Mattamy Group Corp., 4.63%, 03/01/30(a)		306	310,590
MDC Holdings, Inc., 6.00%, 01/15/43		144	165,600
Meritage Homes Corp., 5.13%, 06/06/27		57	60,990
PulteGroup, Inc.
5.00%, 01/15/27		31	35,545
7.88%, 06/15/32		28	37,240
6.38%, 05/15/33		469	585,992
6.00%, 02/15/35		48	56,880
Shui On Development Holding Ltd., 5.75%, 11/12/23		200	198,500
Taylor Morrison Communities, Inc.(a)
5.88%, 06/15/27		312	344,760
5.13%, 08/01/30		198	216,315
Tempur Sealy International, Inc., 5.50%, 06/15/26(g)		191	200,073
Theta Capital Pte Ltd., 8.13%, 01/22/25		200	184,813
Yanlord Land HK Co. Ltd.
6.75%, 04/23/23		200	204,312
6.80%, 02/27/24		200	202,312

			6,306,366

Household Products(a) — 0.1%
ACCO Brands Corp., 5.25%, 12/15/24		102	104,550
Energizer Holdings, Inc., 7.75%, 01/15/27(g)		130	144,326

			248,876

Independent Power and Renewable Electricity Producers — 1.6%
Azure Power Solar Energy Pvt Ltd., 5.65%, 12/24/24		200	202,500
Calpine Corp.
5.50%, 02/01/24		77	78,186
5.75%, 01/15/25(g)		591	608,139
5.25%, 06/01/26(a)(g)		654	680,160
4.50%, 02/15/28(a)		709	732,042
5.13%, 03/15/28(a)(g)		1,657	1,723,562
4.63%, 02/01/29(a)(l)		582	587,808
5.00%, 02/01/31(a)(l)		675	691,794
Clearway Energy Operating LLC
5.75%, 10/15/25		242	258,335
4.75%, 03/15/28(a)		378	403,987
Genneia SA, 8.75%, 01/20/22(a)(g)		700	605,500

Security		Par (000)	Value

Independent Power and Renewable Electricity Producers (continued)
Greenko Solar Mauritius Ltd., 5.95%, 07/29/26	USD	200	$202,813
NRG Energy, Inc.(g)
6.63%, 01/15/27		1,184	1,260,960
5.75%, 01/15/28		56	61,551
5.25%, 06/15/29(a)		872	964,144
QEP Resources, Inc., 5.38%, 10/01/22		228	182,400
TerraForm Power Operating LLC(a)
4.25%, 01/31/23		214	224,336
5.00%, 01/31/28		136	149,940
4.75%, 01/15/30		355	384,288

			10,002,445

Industrial Conglomerates(a) — 0.2%
BWX Technologies, Inc., 5.38%, 07/15/26		470	491,150
Vertical U.S. Newco, Inc., 5.25%, 07/15/27		908	962,480

			1,453,630

Insurance — 1.2%
Acrisure LLC/Acrisure Finance, Inc., 8.13%, 02/15/24(a)		120	127,500
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27(a)(g)		1,159	1,231,437
AmWINS Group, Inc., 7.75%, 07/01/26(a)		262	288,528
Aon PLC, 3.88%, 12/15/25(g)		1,280	1,479,152
Asahi Mutual Life Insurance Co., (5 year USD Swap + 4.59%), 6.50%(j)(k)		310	333,649
GTCR AP Finance, Inc., 8.00%, 05/15/27(a)		374	394,570
HUB International Ltd., 7.00%, 05/01/26(a)		1,404	1,492,452
Nationstar Mortgage Holdings, Inc., 8.13%, 07/15/23(a)(g)		581	604,118
Nationwide Building Society, (5 year USD ICE Swap + 1.85%), 4.13%, 10/18/32(a)(g)(k)		690	761,443
Teachers Insurance & Annuity Association of America, 4.27%, 05/15/47(a)(g)		700	889,521

			7,602,370

Interactive Media & Services — 0.8%
Go Daddy Operating Co. LLC/GD Finance Co., Inc., 5.25%, 12/01/27(a)		359	382,784
Match Group Holdings II LLC(a)
5.63%, 02/15/29		209	226,765
4.13%, 08/01/30		302	311,060
Netflix, Inc.
4.88%, 04/15/28		89	103,455
5.88%, 11/15/28(g)		949	1,172,015
5.38%, 11/15/29(a)(g)		700	847,875
3.63%, 06/15/30	EUR	100	128,353
4.88%, 06/15/30(a)	USD	637	748,857
Rackspace Hosting, Inc., 8.63%, 11/15/24(a)(g)		236	246,620
Twitter, Inc., 3.88%, 12/15/27(a)		158	169,033
Uber Technologies, Inc.(a)(g)
7.50%, 11/01/23		335	347,563
8.00%, 11/01/26		144	151,135
7.50%, 09/15/27		381	398,621

			5,234,136

IT Services — 0.9%
21Vianet Group, Inc., 7.88%, 10/15/21		200	203,000
Banff Merger Sub, Inc., 9.75%, 09/01/26(a)(g)		1,909	2,020,447
BY Crown Parent LLC/BY Bond Finance, Inc., 4.25%, 01/31/26(a)		727	753,572
Camelot Finance SA, 4.50%, 11/01/26(a)(g)		850	879,750

9

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

IT Services (continued)
Fair Isaac Corp., 4.00%, 06/15/28(a)	USD	207	$216,522
Gartner, Inc., 5.13%, 04/01/25(a)(g)		207	213,995
Outfront Media Capital LLC/Outfront Media Capital Corp., 5.00%, 08/15/27(a)		493	482,706
Science Applications International Corp., 4.88%, 04/01/28(a)		332	347,770
WEX, Inc., 4.75%, 02/01/23(a)		108	108,270
Xerox Corp., 4.80%, 03/01/35		240	225,600

			5,451,632

Leisure Products — 0.2%
Mattel, Inc.
6.75%, 12/31/25(a)(g)		812	869,709
5.88%, 12/15/27(a)		358	388,498
6.20%, 10/01/40		31	28,675
5.45%, 11/01/41		149	133,355

			1,420,237

Machinery — 0.6%
Colfax Corp.(a)
6.00%, 02/15/24		508	534,670
6.38%, 02/15/26		193	208,440
Mueller Water Products, Inc., 5.50%, 06/15/26(a)		345	362,485
Navistar International Corp., 6.63%, 11/01/25(a)(g)		382	391,550
RBS Global, Inc./Rexnord LLC, 4.88%, 12/15/25(a)(g)		607	623,705
Rebecca Bidco GmbH, 5.75%, 07/15/25	EUR	100	118,849
SPX FLOW, Inc., 5.63%, 08/15/24(a)(g)	USD	228	234,544
Terex Corp., 5.63%, 02/01/25(a)(g)		264	267,664
Titan Acquisition Ltd./Titan Co-Borrower LLC, 7.75%, 04/15/26(a)(g)		763	753,462
Wabash National Corp., 5.50%, 10/01/25(a)(g)		286	278,135

			3,773,504

Media — 8.4%
Altice Financing SA
7.50%, 05/15/26(a)(g)		1,249	1,342,987
3.00%, 01/15/28	EUR	100	110,713
5.00%, 01/15/28(a)	USD	462	474,266
Altice France SA 7.38%, 05/01/26(a)(g)		2,017	2,151,433
5.88%, 02/01/27	EUR	100	125,604
8.13%, 02/01/27(a)	USD	780	870,714
5.50%, 01/15/28(a)(g)		757	795,796
AMC Networks, Inc.
5.00%, 04/01/24		40	40,650
4.75%, 08/01/25		331	339,275
Block Communications, Inc., 4.88%, 03/01/28(a)		168	169,680
Cable Onda SA, 4.50%, 01/30/30		450	471,923
CCO Holdings LLC/CCO Holdings Capital Corp.(a)
4.00%, 03/01/23		421	427,315
5.13%, 05/01/27(g)		1,454	1,542,603
5.88%, 05/01/27		54	57,105
5.00%, 02/01/28(g)		116	122,960
5.38%, 06/01/29(g)		1,321	1,446,495
4.75%, 03/01/30		189	201,167
4.50%, 08/15/30(g)		1,777	1,883,442
4.25%, 02/01/31		1,388	1,448,406
4.50%, 05/01/32(g)		1,390	1,466,450
Charter Communications Operating LLC/Charter Communications Operating Capital, 6.48%, 10/23/45(g)		3,000	4,187,846

Security		Par (000)	Value

Media (continued)
Clear Channel International BV, 6.63%, 08/01/25(a)(l)	USD	507	$518,408
Clear Channel Worldwide Holdings, Inc.(g)
9.25%, 02/15/24		759	683,100
5.13%, 08/15/27(a)		2,143	2,100,140
Comcast Corp., 4.60%, 08/15/45(g)		1,750	2,445,225
Connect Finco Sarl/Connect US Finco LLC, 6.75%, 10/01/26(a)(g)		2,548	2,612,464
CSC Holdings LLC
5.25%, 06/01/24		633	696,300
6.63%, 10/15/25(a)		288	300,960
10.88%, 10/15/25(a)(g)		1,603	1,718,576
5.50%, 05/15/26(a)		200	209,750
5.38%, 02/01/28(a)		200	216,500
6.50%, 02/01/29(a)		368	421,360
5.75%, 01/15/30(a)		1,057	1,171,737
Diamond Sports Group LLC/Diamond Sports Finance Co., 5.38%, 08/15/26(a)		710	546,750
Discovery Communications LLC, 4.95%, 05/15/42(g)		400	483,106
DISH DBS Corp.
6.75%, 06/01/21(g)		397	410,895
5.88%, 07/15/22(g)		1,207	1,270,368
5.00%, 03/15/23(g)		303	315,896
7.75%, 07/01/26		871	982,140
DISH Network Corp.(n)
2.38%, 03/15/24		328	300,652
3.38%, 08/15/26		498	458,474
Entercom Media Corp., 6.50%, 05/01/27(a)		338	301,665
Hughes Satellite Systems Corp., 5.25%, 08/01/26(g)		217	238,240
iHeartCommunications, Inc. 6.38%, 05/01/26		192	201,884
5.25%, 08/15/27(a)		213	215,130
4.75%, 01/15/28(a)		96	95,309
Lamar Media Corp.
5.75%, 02/01/26		146	153,344
4.00%, 02/15/30(a)		163	164,630
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27(a)		400	432,200
Live Nation Entertainment, Inc., 6.50%, 05/15/27(a)		1,369	1,471,675
Meredith Corp., 6.88%, 02/01/26		68	59,072
Midcontinent Communications/Midcontinent Finance Corp., 5.38%, 08/15/27(a)		209	216,967
Network i2i Ltd., (5 year CMT + 4.27%), 5.65%(j)(k)		250	246,406
Qualitytech LP/QTS Finance Corp., 4.75%, 11/15/25(a)		403	417,105
Radiate Holdco LLC/Radiate Finance, Inc.(a)
6.88%, 02/15/23		136	138,040
6.63%, 02/15/25		200	205,022
Sable International Finance Ltd., 5.75%, 09/07/27(a)		200	209,418
SES SA, (5 year EUR Swap + 5.40%), 5.63%(j)(k)	EUR	100	125,939
Sirius XM Radio, Inc.(a)
4.63%, 07/15/24	USD	181	190,593
5.00%, 08/01/27(g)		308	328,273
5.50%, 07/01/29		563	627,041
4.13%, 07/01/30		804	848,461
Summer BC Holdco B Sarl, 5.75%, 10/31/26	EUR	100	113,296
TEGNA, Inc., 5.50%, 09/15/24(a)	USD	79	80,840
Tele Columbus AG, 3.88%, 05/02/25	EUR	100	111,448
Telenet Finance Luxembourg Notes Sarl, 5.50%, 03/01/28(a)	USD	600	630,000

10

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Media (continued)
Terrier Media Buyer, Inc., 8.88%, 12/15/27(a)	USD	598	$612,950
Tower Bersama Infrastructure Tbk PT, 4.25%, 01/21/25		200	199,500
United Group BV 4.88%, 07/01/24	EUR	100	120,233
3.63%, 02/15/28		100	112,863
Univision Communications, Inc., 5.13%, 02/15/25(a)	USD	110	106,700
ViacomCBS, Inc., 5.85%, 09/01/43(g)		645	830,092
Videotron Ltd., 5.13%, 04/15/27(a)(g)		519	548,843
Virgin Media Secured Finance PLC(a) 5.50%, 05/15/29		400	436,000
4.50%, 08/15/30		599	640,870
Zayo Group Holdings, Inc.(a)(g) 4.00%, 03/01/27		823	824,819
6.13%, 03/01/28		1,130	1,166,725
Ziggo Bond Co. BV(a) 6.00%, 01/15/27(g)		638	676,280
5.13%, 02/28/30		295	314,264
Ziggo BV(a) 5.50%, 01/15/27(g)		463	488,465
4.88%, 01/15/30		217	230,628

			52,670,861

Metals & Mining — 2.2%
ABJA Investment Co. Pte Ltd., 5.95%, 07/31/24		450	458,578
ArcelorMittal SA, 1.75%, 11/19/25	EUR	100	113,199
Arconic Corp.(a) 6.00%, 05/15/25	USD	572	616,685
6.13%, 02/15/28		289	307,424
BHP Billiton Finance USA Ltd., 4.13%, 02/24/42(g)		250	327,757
Big River Steel LLC/BRS Finance Corp., 7.25%, 09/01/25(a)		317	319,973
Constellium SE(a) 5.75%, 05/15/24		256	260,950
6.63%, 03/01/25(g)		300	309,750
5.88%, 02/15/26(g)		1,693	1,743,790
Freeport-McMoRan, Inc. 4.38%, 08/01/28		655	694,496
4.63%, 08/01/30		583	624,574
5.40%, 11/14/34		184	206,540
5.45%, 03/15/43		1,872	2,082,600
Gold Fields Orogen Holdings BVI Ltd., 5.13%, 05/15/24(a)		254	276,463
Grinding Media, Inc./Moly-Cop AltaSteel Ltd., 7.38%, 12/15/23(a)(g)		362	367,882
HTA Group Ltd., 7.00%, 12/18/25(a)		210	217,350
Joseph T Ryerson & Son, Inc., 11.00%, 05/15/22(a)		155	159,852
JSW Steel Ltd., 5.95%, 04/18/24		200	200,187
Kaiser Aluminum Corp., 4.63%, 03/01/28(a)		115	114,483
Nexa Resources SA, 5.38%, 05/04/27(a)(g)		857	885,929
Novelis Corp.(a) 5.88%, 09/30/26		577	615,607
4.75%, 01/30/30(g)		1,077	1,123,602
Rio Tinto Finance USA PLC, 4.75%, 03/22/42(g)		400	560,494
thyssenkrupp AG 1.88%, 03/06/23	EUR	43	48,948
2.88%, 02/22/24		100	114,261
Vale Overseas Ltd. 6.25%, 08/10/26(g)	USD	425	509,734

Security		Par (000)	Value

Metals & Mining (continued)
Vale Overseas Ltd. (continued) 3.75%, 07/08/30	USD	431	$462,666
Vedanta Resources Finance II PLC, 8.00%, 04/23/23		313	221,350

			13,945,124

Multiline Retail — 0.1%
Dufry One BV, 2.00%, 02/15/27	EUR	100	84,148
Future Retail Ltd., 5.60%, 01/22/25	USD	200	127,000
Marks & Spencer PLC, 4.50%, 07/10/27	GBP	100	129,166
Target Corp., 4.00%, 07/01/42(g)	USD	300	404,082

			744,396

Multi-Utilities — 0.0%
Grupo Energia Bogota SA ESP, 4.88%, 05/15/30(a)		200	218,750

Oil, Gas & Consumable Fuels — 8.0%
Apache Corp. 3.25%, 04/15/22		13	13,071
4.75%, 04/15/43(g)		800	762,000
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 10.00%, 04/01/22(a)(g)		598	494,277
Bioceanico Sovereign Certificate Ltd., 0.00%, 06/05/34(m)		361	260,076
Buckeye Partners LP 4.13%, 03/01/25(a)		345	346,725
4.50%, 03/01/28(a)		476	473,620
5.85%, 11/15/43		162	149,040
5.60%, 10/15/44		207	185,265
Callon Petroleum Co. 6.25%, 04/15/23(g)		583	189,475
6.13%, 10/01/24		254	78,105
8.25%, 07/15/25		229	68,700
6.38%, 07/01/26		263	81,530
Cenovus Energy, Inc., 5.38%, 07/15/25		819	819,141
Centennial Resource Production LLC, 6.88%, 04/01/27(a)		342	154,755
Cheniere Corpus Christi Holdings LLC, 5.13%, 06/30/27		196	221,593
Cheniere Energy Partners LP 5.63%, 10/01/26		300	316,875
4.50%, 10/01/29		633	669,587
5.25%, 10/01/25		57	58,425
Citgo Holding, Inc., 9.25%, 08/01/24(a)		407	407,000
CNX Resources Corp. 5.88%, 04/15/22(g)		524	518,760
7.25%, 03/14/27(a)		101	98,976
Comstock Resources, Inc. 7.50%, 05/15/25(a)		341	320,540
9.75%, 08/15/26		153	153,000
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
6.25%, 04/01/23		18	17,415
5.63%, 05/01/27(a)(g)		440	411,400
CrownRock LP/CrownRock Finance, Inc., 5.63%, 10/15/25(a)(g)		1,335	1,308,300
CVR Energy, Inc.(a) 5.25%, 02/15/25		282	257,325
5.75%, 02/15/28		94	84,158
DCP Midstream Operating LP(g) 5.38%, 07/15/25		262	275,891
5.13%, 05/15/29		186	187,231
6.45%, 11/03/36(a)		254	243,840

11

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
DCP Midstream Operating LP(g) (continued) 6.75%, 09/15/37(a)	USD	418	$405,460
Diamondback Energy, Inc., 3.50%, 12/01/29		554	554,796
eG Global Finance PLC 6.75%, 02/07/25(a)		252	263,290
6.25%, 10/30/25	EUR	142	166,375
8.50%, 10/30/25(a)	USD	299	326,634
Enbridge, Inc.(k)
(3 mo. LIBOR US + 3.64%), 6.25%, 03/01/78		1,865	1,846,350
Series 20-A, (5 year CMT + 5.31%), 5.75%, 07/15/80		690	703,429
Endeavor Energy Resources LP/EER Finance, Inc.(a) 5.50%, 01/30/26		728	731,640
5.75%, 01/30/28		599	614,724
Energy Transfer Operating LP(g) 6.13%, 12/15/45		500	525,861
5.30%, 04/15/47		350	342,535
EnLink Midstream LLC, 5.38%, 06/01/29		98	78,321
EnLink Midstream Partners LP 4.40%, 04/01/24		281	241,357
4.15%, 06/01/25		20	16,024
4.85%, 07/15/26		116	89,916
5.60%, 04/01/44		211	117,105
5.05%, 04/01/45		34	18,360
Enterprise Products Operating LLC, (3 mo. LIBOR US + 2.57%), 5.38%, 02/15/78(k)		420	369,495
EQT Corp. 3.90%, 10/01/27		86	81,038
8.75%, 02/01/30		50	57,890
EQT Midstream Partners LP, 4.13%, 12/01/26		131	127,398
Extraction Oil & Gas, Inc.(a)(f)(i) 7.38%, 05/15/24		340	74,800
5.63%, 02/01/26		706	148,260
Genesis Energy LP/Genesis Energy Finance Corp. 6.00%, 05/15/23		184	172,960
5.63%, 06/15/24		204	188,445
6.50%, 10/01/25(g)		53	49,091
7.75%, 02/01/28		144	138,875
Geopark Ltd., 6.50%, 09/21/24(a)		228	213,893
GMR Hyderabad International Airport Ltd., 4.25%, 10/27/27		200	177,438
Great Western Petroleum LLC/Great Western Finance Corp., 9.00%, 09/30/21(a)(g)		636	359,340
Hess Corp., 4.30%, 04/01/27(g)		750	788,222
Hess Midstream Operations LP, 5.63%, 02/15/26(a)		249	258,285
Hilong Holding Ltd., 8.25%, 09/26/22(f)(i)		200	81,250
HPCL-Mittal Energy Ltd., 5.45%, 10/22/26		200	197,375
Impulsora Pipeline LLC, 6.05%, 01/01/43(c)		1,627	1,756,697
Indigo Natural Resources LLC, 6.88%, 02/15/26(a)		545	525,211
Kinder Morgan Energy Partners LP, 4.25%, 09/01/24(g)		2,500	2,790,195
Matador Resources Co., 5.88%, 09/15/26		420	319,200
Medco Bell Pte Ltd., 6.38%, 01/30/27		250	226,641
MEG Energy Corp.(a) 7.00%, 03/31/24		58	55,245
6.50%, 01/15/25(g)		753	739,822
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc., 4.50%, 01/15/28		402	409,035
MPLX LP, 4.25%, 12/01/27		235	255,156

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Murphy Oil Corp. 5.75%, 08/15/25	USD	27	$25,413
6.38%, 12/01/42		35	27,825
Nabors Industries Ltd.(a) 7.25%, 01/15/26		214	134,820
7.50%, 01/15/28		195	123,884
Neptune Energy Bondco PLC, 6.63%, 05/15/25(a)		200	175,000
NGPL PipeCo LLC, 7.77%, 12/15/37(a)(g)		270	343,910
NuStar Logistics LP, 6.00%, 06/01/26		234	239,850
Occidental Petroleum Corp. 2.70%, 08/15/22		435	420,227
4.50%, 07/15/44		761	624,020
Odebrecht Offshore Drilling Finance Ltd.(a) 6.72%, 12/01/22(g)		205	176,401
(7.72% PIK), 7.72%, 12/01/26(h)		33	2,809
Parsley Energy LLC/Parsley Finance Corp.(a) 5.38%, 01/15/25(g)		284	292,435
5.25%, 08/15/25		70	71,050
5.63%, 10/15/27		340	356,150
4.13%, 02/15/28		368	362,480
PBF Holding Co. LLC/PBF Finance Corp., 9.25%, 05/15/25(a)		46	51,404
PDC Energy, Inc. 1.13%, 09/15/21(n)		1,091	1,036,654
6.13%, 09/15/24		177	179,149
6.25%, 12/01/25		144	130,320
5.75%, 05/15/26		161	161,356
Pertamina Persero PT, 4.30%, 05/20/23		442	472,794
Petrobras Global Finance BV 8.38%, 05/23/21(g)		126	132,261
6.13%, 01/17/22(g)		310	325,791
5.30%, 01/27/25		200	215,531
8.75%, 05/23/26(g)		637	792,667
6.00%, 01/27/28(g)		152	166,858
5.60%, 01/03/31		674	708,542
Petroleos Mexicanos 6.88%, 08/04/26		964	958,457
5.35%, 02/12/28		199	174,560
Puma International Financing SA, 5.13%, 10/06/24(a)		483	431,076
QEP Resources, Inc. 6.88%, 03/01/21		410	399,750
5.25%, 05/01/23		198	138,105
5.63%, 03/01/26		202	117,665
Range Resources Corp. 5.88%, 07/01/22		57	53,580
5.00%, 08/15/22(g)		312	299,520
5.00%, 03/15/23		193	179,065
Rattler Midstream LP, 5.63%, 07/15/25(a)		316	333,314
Sabine Pass Liquefaction LLC, 4.50%, 05/15/30(a)		672	775,201
Saudi Arabian Oil Co. 3.50%, 04/16/29		449	501,056
3.50%, 04/16/29(a)		225	251,086
Shell International Finance BV, 4.38%, 05/11/45(g)		450	591,959
SM Energy Co., 10.00%, 01/15/25(a)		668	659,650
Southwestern Energy Co. 4.10%, 03/15/22		272	262,480
6.45%, 01/23/25		104	96,061
7.50%, 04/01/26		121	113,528
Suncor Energy, Inc., 6.50%, 06/15/38(g)		800	1,088,753

12

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Sunoco Logistics Partners Operations LP, 5.40%, 10/01/47	USD	212	$212,262
Sunoco LP/Sunoco Finance Corp.
4.88%, 01/15/23		253	257,111
5.50%, 02/15/26		38	38,950
6.00%, 04/15/27		75	79,125
5.88%, 03/15/28		147	153,615
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 5.50%, 09/15/24(a)(g)		572	548,588
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.13%, 02/01/25		156	158,340
5.88%, 04/15/26(g)		312	331,587
5.38%, 02/01/27		2	2,066
6.50%, 07/15/27		258	276,060
5.00%, 01/15/28(g)		404	412,080
6.88%, 01/15/29(g)		901	1,016,436
5.50%, 03/01/30(a)		443	467,365
Ultrapar International SA, 5.25%, 06/06/29(a)		529	529,331
Viper Energy Partners LP, 5.38%, 11/01/27(a)		145	152,294
Williams Partners LP, 4.50%, 11/15/23(g)		1,750	1,919,256
WPX Energy, Inc.
8.25%, 08/01/23		123	137,760
5.25%, 09/15/24(g)		143	147,419
5.75%, 06/01/26		109	110,499
5.25%, 10/15/27		53	52,271
4.50%, 01/15/30		582	541,784
YPF SA, 8.50%, 07/28/25		542	449,182

			50,397,378

Paper & Forest Products(a) — 0.1%
Boise Cascade Co., 4.88%, 07/01/30		179	189,740
Norbord, Inc., 6.25%, 04/15/23		182	192,010

			381,750

Pharmaceuticals — 2.4%
AbbVie, Inc.
5.00%, 12/15/21(a)(g)		718	752,598
4.75%, 03/15/45(a)		500	644,065
4.45%, 05/14/46(g)		1,000	1,280,137
Bausch Health Americas, Inc.(a)
9.25%, 04/01/26		61	68,607
8.50%, 01/31/27(g)		1,032	1,148,100
Bausch Health Cos., Inc.
5.50%, 03/01/23(a)(g)		658	658,000
4.50%, 05/15/23	EUR	552	647,862
5.88%, 05/15/23(a)	USD	30	30,000
6.13%, 04/15/25(a)		197	203,403
5.50%, 11/01/25(a)(g)		214	222,070
9.00%, 12/15/25(a)		608	671,840
5.75%, 08/15/27(a)		423	459,116
7.00%, 01/15/28(a)		193	209,887
5.00%, 01/30/28(a)		223	224,111
7.25%, 05/30/29(a)(g)		664	730,400
5.25%, 01/30/30(a)		653	666,876
Catalent Pharma Solutions, Inc.
4.88%, 01/15/26(a)		384	394,560
5.00%, 07/15/27(a)		477	507,585
2.38%, 03/01/28	EUR	124	139,895
Charles River Laboratories International, Inc.(a) 5.50%, 04/01/26	USD	514	542,912

Security		Par (000)	Value

Pharmaceuticals (continued)
Charles River Laboratories International, Inc.(a) (continued)
4.25%, 05/01/28	USD	199	$210,442
CVS Health Corp., 5.05%, 03/25/48(g)		1,110	1,529,015
Elanco Animal Health, Inc., 5.65%, 08/28/28		342	396,720
Endo Dac/Endo Finance LLC/Endo Finco, Inc.(a)
9.50%, 07/31/27		270	290,587
6.00%, 06/30/28		200	152,500
Mylan NV, 3.95%, 06/15/26(g)		650	741,081
Nidda BondCo GmbH, 7.25%, 09/30/25	EUR	100	121,093
Nidda Healthcare Holding GmbH, 3.50%, 09/30/24		100	116,101
Par Pharmaceutical, Inc., 7.50%, 04/01/27(a)(g)	USD	1,182	1,257,211
Rossini Sarl, 6.75%, 10/30/25	EUR	166	208,598
Synlab Bondco PLC, (3 mo. EURIBOR + 4.75%), 4.75%, 07/01/25(b)		100	118,651

			15,344,023

Producer Durables: Miscellaneous — 0.3%
Boxer Parent Co., Inc.
6.50%, 10/02/25		100	123,697
7.13%, 10/02/25(a)	USD	566	624,015
9.13%, 03/01/26(a)		83	87,980
Open Text Corp., 3.88%, 02/15/28(a)		539	560,398
Open Text Holdings, Inc., 4.13%, 02/15/30(a)		539	565,950

			1,962,040

Professional Services(a) — 0.3%
ASGN, Inc., 4.63%, 05/15/28		143	146,217
Dun & Bradstreet Corp.
6.88%, 08/15/26(g)		1,010	1,103,425
10.25%, 02/15/27		388	440,547

			1,690,189

Real Estate Management & Development — 2.4%
ADLER Real Estate AG
1.88%, 04/27/23	EUR	100	113,732
3.00%, 04/27/26		100	114,850
Agile Group Holdings Ltd.
6.70%, 03/07/22	USD	250	257,187
(5 year CMT + 11.29%), 7.88%(j)(k)		200	201,000
Central China Real Estate Ltd.
6.88%, 08/08/22		200	200,750
7.25%, 04/24/23		200	200,750
7.65%, 08/27/23		245	246,837
China Aoyuan Group Ltd.
7.50%, 05/10/21		200	202,996
7.95%, 02/19/23		450	471,937
China Evergrande Group
8.25%, 03/23/22		200	190,500
9.50%, 04/11/22		200	192,625
11.50%, 01/22/23		450	443,391
12.00%, 01/22/24		250	240,781
China SCE Group Holdings Ltd.
7.25%, 04/19/23		200	203,313
7.38%, 04/09/24		200	202,250
CIFI Holdings Group Co. Ltd.
7.63%, 03/02/21		200	203,750
7.63%, 02/28/23		200	211,187
6.55%, 03/28/24		200	207,938
6.45%, 11/07/24		200	206,313
Consus Real Estate AG, 9.63%, 05/15/24	EUR	100	127,219

13

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Real Estate Management & Development (continued)
Country Garden Holdings Co. Ltd.
8.00%, 01/27/24	USD	200	$217,625
6.50%, 04/08/24		200	214,375
6.15%, 09/17/25		200	214,937
5.13%, 01/14/27		200	204,500
Easy Tactic Ltd.
8.75%, 01/10/21		200	200,000
9.13%, 07/28/22		200	193,500
8.13%, 02/27/23		200	184,750
Fantasia Holdings Group Co. Ltd.
8.38%, 03/08/21		200	201,938
11.75%, 04/17/22		200	211,125
12.25%, 10/18/22		200	215,187
Greenland Global Investment Ltd.
5.60%, 11/13/22		200	195,750
6.25%, 12/16/22		200	200,000
Greystar Real Estate Partners LLC, 5.75%, 12/01/25(a)		120	120,900
Heimstaden Bostad AB, (5 year EUR Swap + 3.67%), 3.25%, 12/31/99(j)(k)	EUR	100	115,639
Hopson Development Holdings Ltd., 7.50%, 06/27/22	USD	200	201,000
Howard Hughes Corp., 5.38%, 03/15/25(a)(g)		218	220,195
Kaisa Group Holdings Ltd.
11.25%, 04/09/22		200	209,937
11.95%, 10/22/22		200	212,500
11.50%, 01/30/23		200	207,563
10.88%, 07/23/23		200	204,000
11.95%, 11/12/23		200	208,625
KWG Group Holdings Ltd.
7.88%, 08/09/21		200	204,938
7.88%, 09/01/23		200	208,750
7.40%, 03/05/24		200	208,062
Logan Group Co. Ltd.
7.50%, 08/25/22		200	207,750
6.90%, 06/09/24		200	208,000
5.75%, 01/14/25		200	200,500
Logan Property Holdings Co. Ltd., 6.50%, 07/16/23		200	206,000
New Metro Global Ltd.
6.50%, 04/23/21		200	201,138
6.80%, 08/05/23		200	203,500
Powerlong Real Estate Holdings Ltd., 7.13%, 11/08/22		200	204,250
Redsun Properties Group Ltd., 9.95%, 04/11/22		200	205,000
RKPF Overseas 2019 A Ltd., 6.70%, 09/30/24		513	528,871
Ronshine China Holdings Ltd.
11.25%, 08/22/21		200	211,000
10.50%, 03/01/22		200	213,687
8.95%, 01/22/23		200	211,375
Seazen Group Ltd., 6.45%, 06/11/22		200	202,250
Shimao Group Holdings Ltd., 6.13%, 02/21/24		200	212,250
Shimao Property Holdings Ltd., 5.60%, 07/15/26		200	213,187
Sunac China Holdings Ltd.
7.25%, 06/14/22		200	203,750
7.95%, 10/11/23		200	206,625
7.50%, 02/01/24		200	203,813
Times China Holdings Ltd., 6.75%, 07/16/23		313	320,434
Yango Justice International Ltd., 10.00%, 02/12/23		200	210,812
Yuzhou Group Holdings Co. Ltd. 8.63%, 01/23/22		200	208,250

Security		Par (000)	Value

Real Estate Management & Development (continued)
Yuzhou Group Holdings Co. Ltd. (continued)
8.50%, 02/04/23	USD	200	$210,750
8.50%, 02/26/24		200	209,750
8.38%, 10/30/24		200	207,688
Zhenro Properties Group Ltd.
9.15%, 03/08/22		200	206,438
8.70%, 08/03/22		200	204,938

			15,037,108

Road & Rail — 0.8%
Autostrade per l’Italia SpA, 5.88%, 06/09/24	EUR	200	269,226
Burlington Northern Santa Fe LLC, 4.38%, 09/01/42(g)	USD	500	666,875
Herc Holdings, Inc., 5.50%, 07/15/27(a)		455	481,163
Lima Metro Line 2 Finance Ltd., 5.88%, 07/05/34(a)(l)		2,129	2,591,228
Union Pacific Corp., 4.05%, 11/15/45(g)		500	639,680
United Rentals North America, Inc., 3.88%, 02/15/31(l)		438	438,000

			5,086,172

Semiconductors & Semiconductor Equipment — 1.3%
ams AG, 6.00%, 07/31/25		200	238,405
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 01/15/27(g)		2,600	2,888,384
Broadcom, Inc., 3.46%, 09/15/26(a)(g)		688	753,830
Entegris, Inc., 4.63%, 02/10/26(a)		225	233,802
Microchip Technology, Inc.
1.63%, 02/15/25(n)		102	221,340
4.25%, 09/01/25(a)		1,374	1,444,368
ON Semiconductor Corp., 1.00%, 12/01/20(n)		327	386,737
Qorvo, Inc.
5.50%, 07/15/26		278	298,375
4.38%, 10/15/29(a)		98	105,595
QUALCOMM, Inc., 4.65%, 05/20/35(g)		400	553,201
Sensata Tech, Inc., 4.38%, 02/15/30(a)		236	252,211
Sensata Technologies BV, 5.00%, 10/01/25(a)		368	397,440
Sensata Technologies UK Financing Co. PLC, 6.25%, 02/15/26(a)		222	233,677

			8,007,365

Software — 1.7%
ACI Worldwide, Inc., 5.75%, 08/15/26(a)(g)		833	868,403
Castle U.S. Holding Corp., 9.50%, 02/15/28(a)		390	360,750
CDK Global, Inc.
4.88%, 06/01/27		761	813,311
5.25%, 05/15/29(a)		164	179,588
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/Greeneden US Ho, 10.00%, 11/30/24(a)(g)		1,244	1,327,970
MSCI, Inc.(a)
4.00%, 11/15/29		99	106,425
3.63%, 09/01/30		116	122,380
3.88%, 02/15/31		981	1,065,611
Nuance Communications, Inc., 5.63%, 12/15/26		153	163,136
PTC, Inc.(a)
3.63%, 02/15/25		214	221,869
4.00%, 02/15/28		242	254,185
RP Crown Parent LLC, 7.38%, 10/15/24(a)(g)		900	912,375
Solera LLC/Solera Finance, Inc., 10.50%, 03/01/24(a)(g)		1,872	1,980,576

14

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Software (continued)
Sophia LP/Sophia Finance, Inc., 9.00%, 09/30/23(a)	USD	54	$54,405
SS&C Technologies, Inc., 5.50%, 09/30/27(a)(g)		1,697	1,822,154
Veritas US, Inc./Veritas Bermuda Ltd., 7.50%, 02/01/23(a)		200	200,042

			10,453,180

Specialty Retail — 0.5%
Asbury Automotive Group, Inc.(a)
4.50%, 03/01/28		115	117,917
4.75%, 03/01/30		111	113,775
IAA, Inc., 5.50%, 06/15/27(a)		443	472,349
L Brands, Inc.
6.88%, 11/01/35(g)		478	457,541
6.75%, 07/01/36		79	76,243
Lowe’s Cos., Inc., 4.65%, 04/15/42(g)		400	534,194
Penske Automotive Group, Inc., 5.50%, 05/15/26		32	33,440
PetSmart, Inc.(a)(g)
7.13%, 03/15/23		314	317,140
5.88%, 06/01/25		291	298,275
Staples, Inc., 7.50%, 04/15/26(a)(g)		749	657,098
Tendam Brands SAU, (3 mo. EURIBOR + 5.25%), 5.25%, 09/15/24(b)	EUR	100	100,458

			3,178,430

Technology Hardware, Storage & Peripherals — 0.3%
Dell International LLC/EMC Corp., 7.13%, 06/15/24(a)(g)	USD	756	785,295
NCR Corp.(a)
5.75%, 09/01/27		259	267,417
6.13%, 09/01/29		106	116,118
Presidio Holdings, Inc., 4.88%, 02/01/27(a)		333	339,660
Western Digital Corp., 4.75%, 02/15/26		543	589,899

			2,098,389

Textiles, Apparel & Luxury Goods — 0.0%
William Carter Co., 5.63%, 03/15/27(a)		202	215,130

Thrifts & Mortgage Finance — 0.0%
Nationstar Mortgage Holdings, Inc., 6.00%, 01/15/27(a)		238	242,760

Tobacco — 0.5%
Altria Group, Inc., 4.50%, 05/02/43(g)		750	881,231
Philip Morris International, Inc., 4.38%, 11/15/41(g)		900	1,178,490
Reynolds American, Inc., 5.85%, 08/15/45		715	945,440

			3,005,161

Transportation Infrastructure — 0.1%
Ferrovial Netherlands BV, (5 year EUR Swap + 2.13%), 2.12%, 12/31/99(j)(k)	EUR	100	113,029
Heathrow Finance PLC, 4.13%, 09/01/29	GBP	100	122,418
Transurban Finance Co. Property Ltd., 4.13%, 02/02/26(a)(g)	USD	520	572,513

			807,960

Utilities — 0.5%
Centrais Eletricas Brasileiras SA(a)
3.63%, 02/04/25		424	421,435
4.63%, 02/04/30		503	507,401
ContourGlobal Power Holdings SA
3.38%, 08/01/23	EUR	100	118,944
4.13%, 08/01/25		100	120,165

Security		Par (000)	Value

Utilities (continued)
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 08/15/28(a)	USD	771	$817,260
Stoneway Capital Corp.(i)
10.00%, 03/01/27(a)(f)		939	321,227
10.00%, 03/01/27		333	113,837
Vistra Operations Co. LLC(a)
5.50%, 09/01/26		80	84,300
5.63%, 02/15/27		428	459,227
5.00%, 07/31/27		195	208,162

			3,171,958

Wireless Telecommunication Services — 2.6%
Comunicaciones Celulares SA Via Comcel Trust, 6.88%, 02/06/24(a)		1,000	1,024,375
Iron Mountain, Inc., 3.00%, 01/15/25	EUR	100	117,503
Matterhorn Telecom SA, 4.00%, 11/15/27		100	118,090
Millicom International Cellular SA, 5.13%, 01/15/28	USD	514	539,009
SBA Communications Corp.(g)
4.88%, 09/01/24		1,636	1,680,990
3.88%, 02/15/27(a)		939	971,865
Sprint Capital Corp.
6.88%, 11/15/28(g)		1,160	1,504,172
8.75%, 03/15/32		281	433,443
Sprint Corp.
7.88%, 09/15/23(g)		604	700,640
7.13%, 06/15/24(g)		558	650,935
7.63%, 02/15/25		242	293,926
7.63%, 03/01/26(g)		816	1,019,984
Telesat Canada/Telesat LLC, 6.50%, 10/15/27(a)		40	41,112
T-Mobile USA, Inc.
6.38%, 03/01/25(g)		220	225,839
6.50%, 01/15/26		286	301,487
4.50%, 02/01/26(g)		570	587,100
4.75%, 02/01/28(g)		800	866,880
VEON Holdings BV, 4.00%, 04/09/25(a)		200	206,375
VICI Properties LP/VICI Note Co., Inc.(a)
3.50%, 02/15/25		503	509,287
4.25%, 12/01/26(g)		1,546	1,592,380
3.75%, 02/15/27(g)		534	538,005
4.63%, 12/01/29		640	670,592
4.13%, 08/15/30(g)		1,420	1,437,040
VTR Comunicaciones SpA, 5.13%, 01/15/28(a)		467	497,355

			16,528,384

Total Corporate Bonds — 81.3% (Cost: $491,138,242)			512,210,563

Floating Rate Loan Interests(b)

Airlines — 0.0%
Mileage Plus Holdings LLC, 2020 Term Loan B, (3 mo. LIBOR + 5.25%, 1.00% Floor), 6.25%, 06/25/27		223	222,331

Auto Components — 0.1%
Dealer Tire, LLC, 2020 Term Loan B, (1 mo. LIBOR + 4.25%), 4.41%, 12/12/25		95	91,807
Panther BF Aggregator 2 LP, USD Term Loan B, (1 mo. LIBOR + 3.50%), 3.67%, 04/30/26		335	326,947

			418,754

15

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Banks — 0.0%
Capri Finance LLC, 2017 1st Lien Term Loan, (3 mo. LIBOR + 3.00%), 3.26%, 11/01/24	USD	211	$210,846

Building Products — 0.0%
CPG International, Inc., 2017 Term Loan, (12 mo. LIBOR + 3.75%, 1.00% Floor), 4.75%, 05/05/24		82	81,404

Capital Markets — 0.1%
Deerfield Dakota Holding, LLC, 2020 USD Term Loan B, (1 mo. LIBOR + 3.75%, 1.00% Floor), 4.75%, 04/09/27		106	104,011
Jefferies Finance LLC, 2019 Term Loan, (1 mo. LIBOR + 3.25%), 3.44%, 06/03/26		290	278,245

			382,256

Chemicals — 0.4%
Alpha 3 BV, 2017 Term Loan B1, 01/31/24(o)		1,100	1,081,151
Ascend Performance Materials Operations LLC, 2019 Term Loan B, (3 mo. LIBOR + 5.25%, 1.00% Floor), 6.25%, 08/27/26(c)		496	497,491
Charter NEX US, Inc., Incremental Term Loan, (1 mo. LIBOR + 3.25%), 3.41%, 05/16/24		219	214,571
Illuminate Buyer, LLC, Term Loan, (3 mo. LIBOR + 4.00%), 4.31%, 06/16/27		348	343,824
Invictus U.S., LLC, 2nd Lien Term Loan, (1 mo. LIBOR + 6.75%), 6.91%, 03/30/26		60	47,079
Momentive Performance Materials, Inc., Term Loan B, (1 mo. LIBOR + 3.25%), 3.42%, 05/15/24		264	247,219

			2,431,335

Commercial Services & Supplies — 0.4%
Advanced Disposal Services, Inc., Term Loan B3, (1 Week LIBOR + 2.25%), 2.36%, 11/10/23		57	56,959
Asurion LLC
2017 2nd Lien Term Loan, (1 mo. LIBOR + 6.50%), 6.67%, 08/04/25		483	486,320
2017 Term Loan B4, (1 mo. LIBOR + 3.00%), 3.16%, 08/04/22		95	93,418
Diamond (BC) BV, Term Loan, 09/06/24(o)		594	559,372
GFL Environmental, Inc., 2018 USD Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 05/30/25		182	180,788
KAR Auction Services, Inc., 2019 Term Loan B6, (1 mo. LIBOR + 2.25%), 2.44%, 09/19/26(c)		67	64,181
Verscend Holding Corp., 2018 Term Loan B, (1 mo. LIBOR + 4.50%), 4.66%, 08/27/25		1,155	1,148,353

			2,589,391

Construction & Engineering — 0.3%
Brand Energy & Infrastructure Services, Inc., 2017 Term Loan, (3 mo. LIBOR + 4.25%, 1.00% Floor), 5.25%, 06/21/24		1,837	1,672,702
SRS Distribution, Inc., 2018 1st Lien Term Loan, (3 mo. LIBOR + 3.00%), 4.07%, 05/23/25		348	335,607

			2,008,309

Construction Materials — 0.0%
Forterra Finance LLC, 2017 Term Loan B, 10/25/23(o)		100	97,580

Containers & Packaging — 0.1%
BWAY Holding Co., 2017 Term Loan B, (3 mo. LIBOR + 3.25%), 3.52%, 04/03/24		447	416,082

Security		Par (000)	Value

Diversified Consumer Services — 0.1%
Amentum Government Services Holdings LLC, Term Loan B, (1 mo. LIBOR + 4.00%), 4.16%, 02/01/27	USD	81	$80,392
Ascend Learning LLC, 2017 Term Loan B, 07/12/24(l)(o)		114	110,797
BidFair MergerRight, Inc., Term Loan B, (1 mo. LIBOR + 5.50%, 1.00% Floor), 6.50%, 01/15/27		409	389,199

			580,388

Diversified Financial Services — 0.0%
Advisor Group, Inc., 2019 Term Loan, (1 mo. LIBOR + 5.00%), 5.16%, 07/31/26		121	114,542
Credito Real Sab DE CV Sofom ENR, Term Loan B, (3 mo. LIBOR + 3.75%), 4.12%, 02/17/23(c)		80	72,800
McDermott Technology Americas Inc, 2020 Make Whole Term Loan, (1 mo. LIBOR + 3.00%), 3.17%, 06/30/24(c)		17	15,313
VS Buyer, LLC, Term Loan B, (1 mo. LIBOR + 3.25%), 3.42%, 02/28/27		94	91,773

			294,428

Diversified Telecommunication Services — 0.1%
Frontier Communications Corp., 2017 Term Loan B1, (PRIME + 2.75%), 3.91%, 06/15/24		772	758,505

Electric Utilities — 0.1%
Pacific Gas & Electric Co., 2020 Exit Term Loan B, (3 mo. LIBOR + 4.50%, 1.00% Floor), 5.50%, 06/23/25		467	461,307

Food Products — 0.0%
Chobani LLC, 2017 Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 4.50%, 10/10/23		312	308,822

Health Care Equipment & Supplies — 0.2%
Ortho-Clinical Diagnostics SA
2018 Term Loan B, (1 mo. LIBOR + 3.25%), 3.42%, 06/30/25		172	166,808
EUR Term Loan B, (EURIBOR + 3.50%), 3.50%, 06/30/25	EUR	997	1,110,381

			1,277,189

Health Care Providers & Services — 0.3%
AHP Health Partners, Inc., 2018 Term Loan, (1 mo. LIBOR + 4.50%, 1.00% Floor), 5.50%, 06/30/25(c)	USD	408	404,416
Da Vinci Purchaser Corp., 2019 Term Loan, (6 mo. LIBOR + 4.00%, 1.00% Floor), 5.24%, 01/08/27		233	230,088
Envision Healthcare Corp., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.75%), 3.91%, 10/10/25		797	522,284
GENTIVA HEALTH SERVICES Inc. 2020 TERM LOAN, (1 mo. LIBOR + 3.25%), 3.44%, 07/02/25		207	203,289
Quorum Health Corporation, 2020 Term Loan, (3 mo. LIBOR + 8.25%, 1.00% Floor), 9.25%, 04/29/25		219	201,568
RegionalCare Hospital Partners Holdings, Inc., 2018 Term Loan B, (1 mo. LIBOR + 3.75%), 3.91%, 11/17/25		168	164,370

			1,726,015

Health Care Services — 0.0%
Emerald TopCo., Inc., Term Loan, (1 mo. LIBOR + 3.50%), 3.76%, 07/24/26		205	201,230

16

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Hotels, Restaurants & Leisure — 0.0%
Stars Group Holdings BV, 2018 USD Incremental Term Loan, (3 mo. LIBOR + 3.50%), 3.81%, 07/10/25	USD	49	$48,414

Independent Power and Renewable Electricity Producers — 0.0%
Calpine Corp., 2019 Term Loan B10, (1 mo. LIBOR + 2.00%), 2.16%, 08/12/26		45	43,787

Industrial Conglomerates — 0.1%
PSAV Holdings LLC, 2018 2nd Lien Term Loan, (3 mo. LIBOR + 7.25%, 1.00% Floor), 8.25%, 09/01/25(c)		623	124,541
Sequa Mezzanine Holdings LLC, 1st Lien Term Loan, (3 mo. LIBOR + 5.00%, 1.00% Floor), 6.00%, 11/28/21		197	184,767
Vertiv Group Corporation, Term Loan B, (1 mo. LIBOR + 3.00%), 3.16%, 03/02/27		432	421,659

			730,967

Insurance — 0.3%
Alliant Holdings I, Inc., 2018 Term Loan B, (1 mo. LIBOR + 2.75%), 2.91%, 05/09/25		252	243,034
HUB International Ltd., 2019 Incremental Term Loan B, (3 mo. LIBOR + 4.00%, 1.00% Floor), 5.00%, 04/25/25		246	245,854
Ryan Specialty Group, LLC, Term Loan, 06/29/27(o)		238	236,215
Sedgwick Claims Management Services, Inc.
2019 Term Loan B, (1 mo. LIBOR + 4.00%), 4.16%, 09/03/26		278	271,185
2020 Term Loan B3, (1 mo. LIBOR + 4.25%, 1.00% Floor), 4.41%, 09/03/26		412	406,508
Term Loan B, (1 mo. LIBOR + 3.25%), 3.41%, 12/31/25		753	717,345

			2,120,141

Interactive Media & Services — 0.0%
Rackspace Hosting, Inc., 2017 Incremental 1st Lien Term Loan, (2 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 11/03/23		136	133,124
TierPoint LLC, 2017 1st Lien Term Loan, (1 mo. LIBOR + 3.75%, 1.00% Floor), 4.75%, 05/06/24		170	163,253

			296,377

IT Services — 0.1%
Camelot U.S. Acquisition 1 Co., Term Loan B, (1 mo. LIBOR + 3.00%), 3.16%, 10/30/26		205	200,358
Flexential Intermediate Corp., 2nd Lien Term Loan, (3 mo. LIBOR + 7.25%, 1.00% Floor), 7.59%, 08/01/25		75	33,141
Flexential Intermediate Corporation, 2017 1st Lien Term Loan, (3 mo. LIBOR + 3.50%), 3.81%, 08/01/24		173	139,133
PUG LLC, USD Term Loan, (1 mo. LIBOR + 3.50%), 3.66%, 02/12/27		216	182,298

			554,930

Life Sciences Tools & Services — 0.1%
Sotera Health Holdings LLC, 2019 Term Loan, (1 mo. LIBOR + 4.50%, 1.00% Floor), 5.50%, 12/11/26		626	624,078

Security		Par (000)	Value

Machinery — 0.3%
Ingersoll-Rand Services Company, 2020 USD Spinco Term Loan, (1 mo. LIBOR + 1.75%), 1.91%, 03/01/27	USD	106	$101,479
MHI Holdings,LLC, Term Loan B, (1 mo. LIBOR + 5.00%), 5.16%, 09/21/26(c)		255	247,078
Titan Acquisition Ltd., 2018 Term Loan B, 03/28/25(o)		1,605	1,477,339

			1,825,896

Media — 0.9%
Altice France SA, 2018 Term Loan B13, (1 mo. LIBOR + 4.00%), 4.17%, 08/14/26		208	203,556
Clear Channel Outdoor Holdings, Inc., Term Loan B, (3 mo. LIBOR + 3.50%), 3.76%, 08/21/26		884	784,333
Connect Finco Sarl, Term Loan B, (1 mo. LIBOR + 4.50%, 1.00% Floor), 5.50%, 12/11/26		237	230,646
Intelsat Jackson Holdings SA
2017 Term Loan B3, (PRIME + 4.75%), 8.00%, 11/27/23		107	107,719
2017 Term Loan B4, (PRIME + 5.50%), 8.75%, 01/02/24		330	331,855
2017 Term Loan B5, (Fixed + 8.62%), 8.63%, 01/02/24		1,841	1,854,205
Learfield Communications LLC, 2016 1st Lien Term Loan, (1 mo. LIBOR + 3.25%, 1.00% Floor), 4.25%, 12/01/23		91	64,739
Radiate Holdco LLC, 1st Lien Term Loan, (1 mo. LIBOR + 3.00%), 3.75%, 02/01/24		53	51,695
Terrier Media Buyer, Inc., Term Loan B, (1 mo. LIBOR + 4.25%), 4.41%, 12/17/26		197	192,254
Zayo Group Holdings, Inc., USD Term Loan, (1 mo. LIBOR + 3.00%), 3.16%, 03/09/27		1,688	1,637,137

			5,458,139

Metals & Mining — 0.0%
Big River Steel LLC, Term Loan B, 08/23/23(o)		105	100,165

Oil, Gas & Consumable Fuels — 0.1%
CITGO Holding, Inc., 2019 Term Loan B, (3 mo. LIBOR + 7.00%, 1.00% Floor), 8.00%, 08/01/23		241	229,119
CONSOL Energy, Inc., 1st Lien Term Loan B, (1 mo. LIBOR + 4.50%, 1.00% Floor), 4.67%, 09/27/24		167	135,125

			364,244

Pharmaceuticals — 0.2%
Endo Luxembourg Finance Co. I Sarl, 2017 Term Loan B, (3 mo. LIBOR + 4.25%), 5.00%, 04/29/24		595	568,126
Jaguar Holding Co. II, 2018 Term Loan, (1 mo. LIBOR + 2.50%, 1.00% Floor), 3.50%, 08/18/22		304	302,787
Valeant Pharmaceuticals International, Inc., 2018 Term Loan B, (1 mo. LIBOR + 3.00%), 3.18%, 06/02/25		193	188,911

			1,059,824

Professional Services — 0.1%
Dun & Bradstreet Corp., Term Loan, (1 mo. LIBOR + 3.75%), 3.92%, 02/06/26		411	408,488

Software — 0.6%
BMC Software Finance, Inc., 2017 Term Loan, 10/02/25(o)		250	240,770
Castle US Holding Corporation, USD Term Loan B, (3 mo. LIBOR + 3.75%), 4.06%, 01/29/27		264	247,314

17

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Software (continued)
Cypress Intermediate Holdings III, Inc., 2017 1st Lien Term Loan, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 04/29/24	USD	129	$127,964
Digicel International Finance Ltd., 2017 Term Loan B, (6 mo. LIBOR + 3.25%), 4.25%, 05/28/24		248	212,396
Epicor Software Corporation(o)
2020 2nd Lien Term Loan, , 07/30/28		117	119,340
2020 Term Loan, , 07/30/27		323	322,686
Financial & Risk US Holdings, Inc., 2018 USD Term Loan, (1 mo. LIBOR + 3.25%), 3.41%, 10/01/25		245	243,154
Informatica LLC
2020 USD 2nd Lien Term Loan, (Fixed + 7.12%), 7.13%, 02/25/25		538	542,481
2020 USD Term Loan B, (1 mo. LIBOR + 3.25%), 3.41%, 02/25/27		252	245,922
Mitchell International, Inc., 2017 1st Lien Term Loan, (1 mo. LIBOR + 3.25%), 3.41%, 11/29/24		171	161,979
Renaissance Holding Corp., 2018 Add On Term Loan, (1 mo. LIBOR + 3.25%), 3.41%, 05/30/25		18	17,633
RP Crown Parent LLC, 2016 Term Loan B, (1 mo. LIBOR + 2.75%, 1.00% Floor), 2.92%, 10/12/23		37	36,442
Solera LLC, Term Loan B, (1 mo. LIBOR + 2.75%), 2.91%, 03/03/23		145	142,610
SS&C Technologies Holdings Europe Sarl, 2018 Term Loan B4, (1 mo. LIBOR + 1.75%), 1.91%, 04/16/25		88	85,147
SS&C Technologies, Inc., 2018 Term Loan B3, (1 mo. LIBOR + 1.75%), 1.91%, 04/16/25		140	135,223
Tempo Acquisition LLC, Term Loan, (1 mo. LIBOR + 2.75%), 2.91%, 05/01/24		46	44,594
Tibco Software Inc.
2020 2nd Lien Term Loan, (1 mo. LIBOR + 7.25%), 7.42%, 03/03/28		232	221,270
2020 Term Loan B, (1 mo. LIBOR + 3.75%), 3.92%, 06/30/26		280	268,111
Ultimate Software Group, Inc., Term Loan B, (1 mo. LIBOR + 3.75%), 3.91%, 05/04/26		309	305,824
Veritas Bermuda Ltd., Repriced Term Loan B, 01/27/23(o)		59	56,537

			3,777,397

Specialty Retail — 0.1%
PetSmart, Inc., Term Loan B2, (3 mo. LIBOR + 4.00%, 1.00% Floor), 5.00%, 03/11/22		684	680,381

Wireless Telecommunication Services — 0.1%
Xplornet Communications, Inc., 2020 Term Loan B, (1 mo. LIBOR + 4.75%), 4.91%, 05/29/27		358	348,266

Total Floating Rate Loan Interests — 5.2% (Cost: $34,226,398)			32,907,666

Foreign Agency Obligations

Bahrain — 0.2%
Bahrain Government International Bond, 6.75%, 09/20/29		265	292,742

Security		Par (000)	Value

Bahrain (continued)
CBB International Sukuk Co. 7 SPC, 6.88%, 10/05/25	USD	430	$482,541
CBB International Sukuk Programme Co. SPC, 6.25%, 11/14/24(a)		299	322,826

			1,098,109

Colombia — 0.5%
Colombia Government International Bond
8.13%, 05/21/24		385	469,892
4.50%, 01/28/26(g)		1,437	1,602,704
3.88%, 04/25/27(g)		944	1,027,544
4.13%, 05/15/51		200	222,438

			3,322,578

Dominican Republic — 0.3%
Dominican Republic International Bond
5.50%, 01/27/25		445	460,992
5.95%, 01/25/27		831	878,263
6.40%, 06/05/49		271	273,456

			1,612,711

Egypt — 0.5%
Egypt Government International Bond
5.75%, 05/29/24(a)		450	454,500
5.88%, 06/11/25		803	812,034
7.60%, 03/01/29		1,269	1,291,207
6.38%, 04/11/31(a)	EUR	130	141,936
8.50%, 01/31/47(a)	USD	502	495,254

			3,194,931

Iceland — 0.6%
Iceland Government International Bond, 5.88%, 05/11/22(g)		3,415	3,667,508

Indonesia — 0.4%
Indonesia Government International Bond
4.75%, 01/08/26		200	231,125
4.10%, 04/24/28		1,629	1,865,205
5.35%, 02/11/49(g)		295	404,242

			2,500,572

Mexico — 0.1%
Mexico Government International Bond
4.15%, 03/28/27		330	362,835
3.75%, 01/11/28(g)		200	214,500

			577,335

Mongolia — 0.0%
Mongolia Government International Bond, 8.75%, 03/09/24		250	275,078

Panama — 0.3%
Panama Government International Bond, 3.16%, 01/23/30		1,467	1,637,539

Paraguay — 0.2%
Paraguay Government International Bond
4.95%, 04/28/31		220	249,920
5.40%, 03/30/50		569	708,761

			958,681

18

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Peru — 0.2%
Peruvian Government International Bond, 2.78%, 01/23/31	USD	1,261	$1,406,015

Portugal — 0.7%
Portugal Government International Bond, 5.13%, 10/15/24(a)(g)		3,680	4,284,624

Qatar — 0.4%
Qatar Government International Bond
4.50%, 04/23/28		1,310	1,586,737
4.00%, 03/14/29(a)(g)		878	1,042,625

			2,629,362

Romania — 0.1%
Romanian Government International Bond, 3.00%, 02/14/31(a)		538	548,088

Russia — 0.4%
Russian Foreign Bond - Eurobond
4.75%, 05/27/26		1,400	1,616,300
4.25%, 06/23/27		800	902,000

			2,518,300

Saudi Arabia — 0.3%
Saudi Government International Bond
4.38%, 04/16/29(a)		200	238,250
4.50%, 04/17/30		1,514	1,839,510

			2,077,760

South Africa — 0.0%
Republic of South Africa Government International Bond, 5.88%, 05/30/22		210	221,813

Sri Lanka — 0.1%
Sri Lanka Government International Bond
6.85%, 03/14/24		200	158,813
6.35%, 06/28/24		200	158,250
7.85%, 03/14/29		400	298,375
7.55%, 03/28/30		200	146,875

			762,313

Ukraine — 0.3%
Ukraine Government International Bond
7.75%, 09/01/22		136	141,236
7.75%, 09/01/23		221	229,288
8.99%, 02/01/24		424	454,740
7.75%, 09/01/25		226	233,119
7.25%, 03/15/33(a)		571	552,442

			1,610,825

Uruguay — 0.0%
Uruguay Government International Bond, 4.98%, 04/20/55		198	274,832

Total Foreign Agency Obligations — 5.6% (Cost: $32,810,290)			35,178,974

Security		Par (000)	Value

Municipal Bonds

California — 0.0%
California County Tobacco Securitization Agency Refunding RB, CAB, Series B-2, 0.00%, 06/01/55(m)	USD	1,230	$213,700

Total Municipal Bonds — 0.0% (Cost: $195,532)			213,700

Non-Agency Mortgage-Backed Securities

Collateralized Mortgage Obligations — 12.7%
Alternative Loan Trust 2007-19, Series 2007-19, Class 1A1, 6.00%, 08/25/37		695	518,755
American Home Mortgage Assets Trust, Series 2006-5, Class A1, (12 mo. MTA + 0.92%), 2.24%, 11/25/46(b)		4,989	2,140,017
CHL Mortgage Pass-Through Trust
Series 2006-3, Class 1A1, (1 mo. LIBOR US + 0.24%), 0.41%, 03/25/36(b)		7,872	7,265,898
Series 2007-J2, Class 2A1, (1 mo. LIBOR US + 0.65%), 0.82%, 07/25/37(b)		3,204	903,760
Series 2007-J2, Class 2A8, 6.00%, 07/25/37		1,769	1,065,101
Citigroup Mortgage Loan Trust, Series 2006-AR7, Class 2A3A, 3.88%, 11/25/36(d)		2,541	2,325,664
Countrywide Alternative Loan Trust
Series 2005-9CB, Class 1A3, (1 mo. LIBOR US + 0.45%), 0.62%, 05/25/35(b)		2,299	2,019,891
Series 2006-40T1, Class 2A5, (1 mo. LIBOR US + 0.40%), 0.57%, 12/25/36(b)		2,316	227,694
Series 2006-7CB, Class 2A1, 6.50%, 05/25/36		1,933	1,330,885
Series 2006-J7, Class 2A1, (11th District Cost of Funds + 1.50%), 2.26%, 11/20/46(b)		4,705	3,379,277
Series 2006-J8, Class A5, 6.00%, 02/25/37		2,274	1,450,294
Series 2006-OA14, Class 3A1, (12 mo. MTA + 0.85%), 2.17%, 11/25/46(b)		6,811	5,757,040
Series 2006-OA16, Class A2, (1 mo. LIBOR US + 0.19%), 0.36%, 10/25/46(b)		4,471	4,121,677
Series 2006-OA18, Class A1, (1 mo. LIBOR US + 0.12%), 0.29%, 12/25/46(b)		2,741	2,494,899
Series 2006-OA6, Class 1A1A, (1 mo. LIBOR US + 0.21%), 0.38%, 07/25/46(b)		5,056	3,950,574
Series 2006-OA8, Class 1A1, (1 mo. LIBOR US + 0.19%), 0.36%, 07/25/46(b)		1,945	1,669,323
Series 2007-12T1, Class A22, 5.75%, 06/25/37		4,256	3,003,034
Series 2007-12T1, Class A5, 6.00%, 06/25/37		2,065	1,496,315
Series 2007-22, Class 2A16, 6.50%, 09/25/37		8,175	4,920,609
Series 2007-23CB, Class A1, 6.00%, 09/25/37		5,232	3,895,554
Series 2007-4CB, Class 1A3, (1 mo. LIBOR US + 0.35%), 0.52%, 04/25/37(b)		2,787	2,149,753
Series 2007-OA2, Class 1A1, (12 mo. MTA + 0.84%), 2.16%, 03/25/47(b)		3,315	2,720,207
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-OA5, Class 3A1, (1 mo. LIBOR US + 0.20%), 0.37%, 04/25/46(b)		6,530	5,825,322

19

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Collateralized Mortgage Obligations (continued)
CSMC, Series 2011-4R, Class 1A2, (1 mo. LIBOR US + 1.50%), 1.67%, 09/27/37(a)(b)	USD	2,000	$1,783,060
Morgan Stanley Re-REMIC Trust, Series 2010-R5, Class 7B, 0.63%, 05/26/37(a)(c)		7,561	7,523,293
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-AF1, Class 1A2, 6.16%, 05/25/36(d)		7,389	2,506,710
Residential Asset Securitization Trust, Series 2006- A8, Class 2A5, (1 mo. LIBOR US + 0.60%), 0.77%, 08/25/36(b)		6,501	748,905
WaMu Mortgage Pass-Through Certificates, Series 2007-OA4, Class 1A, (12 mo. MTA + 0.77%), 2.09%, 05/25/47(b)		3,023	2,658,579

			79,852,090

Total Non-Agency Mortgage-Backed Securities — 12.7% (Cost: $87,229,617)			79,852,090

Preferred Securities

Capital Trusts — 11.7%

Banks — 3.6%
AIB Group PLC, 5.25%(k)	EUR	200	222,927
Al Ahli Bank of Kuwait KSCP, 7.25%(k)	USD	200	200,375
Banco Bilbao Vizcaya Argentaria SA, 8.88%(k)	EUR	200	242,658
Banco de Sabadell SA, 6.50%(k)		200	191,417
Banco Santander SA, 4.38%(k)		200	205,552
Bankia SA, 6.38%(k)		200	224,694
BNP Paribas SA, 7.20%(a)(g)(k)	USD	4,000	4,345,000
Capital One Financial Corp., Series E, 4.15%(b)(g)		3,500	3,045,000
CIT Group, Inc., Series A, 5.80%(g)(k)		282	218,367
Fifth Third Bancorp, Series J, 3.44%(g)(k)		3,000	2,580,000
ING Groep NV, 6.75%(k)		200	208,064
Nanyang Commercial Bank Ltd., 5.00%(k)		200	197,063
TMB Bank PCL, 4.90%(k)		250	232,812
Wells Fargo & Co.(g)(k)
Series S, 5.90%		8,800	8,954,000
Series U, 5.88%		1,150	1,244,875

			22,312,804

Capital Markets — 0.8%
China Cinda Asset Management Co. Ltd., 4.45%		200	201,625
Morgan Stanley, Series H, 3.89%(g)		5,007	4,706,580
UBS Group Funding Switzerland AG, 5.75%	EUR	200	242,406

			5,150,611

Diversified Financial Services — 5.9%
Bank of America Corp.(k)
Series AA, 6.10%(g)	USD	3,890	4,269,275
Series DD, 6.30%		205	235,714
Series U, 5.20%(g)		1,750	1,767,500
Series X, 6.25%(g)		6,175	6,710,453
Series Z, 6.50%		170	190,255
Bank of New York Mellon Corp., Series D, 4.50%(g)(k)		4,567	4,446,477
BNP Paribas SA, 4.50%(a)(k)		265	246,781
Credit Agricole SA, 6.50%(k)	EUR	100	119,857
Credit Suisse Group AG(a)(k)
5.10%	USD	200	197,700
6.38%		585	616,081
HBOS Capital Funding LP, 6.85%		200	202,574

Security		Par (000)	Value

Diversified Financial Services (continued)
HSBC Holdings PLC(g)(k)
6.50%	USD	655	$661,550
6.00%		695	687,703
JPMorgan Chase & Co.(k)
4.60%		721	697,640
Series FF, 5.00%(g)		1,595	1,605,678
Series I, 3.74%		181	173,398
Series Q, 5.15%(g)		5,500	5,508,800
Series R, 6.00%		228	237,120
Series S, 6.75%		180	199,499
Series V, 3.62%(g)		3,830	3,584,048
Natwest Group PLC(k)
6.00%		1,185	1,244,250
8.63%(g)		200	208,958
Societe Generale SA, 6.75%(a)(g)(k)		3,000	3,013,140
Woori Bank, 4.25%(k)		250	252,578

			37,077,029

Diversified Telecommunication Services — 0.1%
Koninklijke KPN NV, 2.00%	EUR	100	115,155
Telefonica Europe BV
5.88%		100	128,855
4.38%		100	123,732

			367,742

Electric Utilities — 0.5%
NextEra Energy Capital Holdings, Inc., 5.65%(k)	USD	2,500	2,840,396

Electronic Equipment, Instruments & Components — 0.0%
Belden, Inc., 4.13%	EUR	100	118,355

Industrial Conglomerates — 0.2%
General Electric Co., Series D, 5.00%(g)(j)(k)	USD	1,383	1,096,027

Insurance — 0.6%
Achmea BV, 4.63%(j)	EUR	200	226,779
Allstate Corp., Series B, 5.75%	USD	2,000	2,127,517
Heungkuk Life Insurance Co. Ltd., 4.48%(j)		200	196,500
Voya Financial, Inc., 5.65%(g)		1,090	1,132,521

			3,683,317

Oil, Gas & Consumable Fuels — 0.0%
Naturgy Finance BV, 4.13%(j)(k)	EUR	100	122,055

Real Estate Management & Development — 0.0%
Citycon OYJ, 4.50%(j)(k)		100	99,946

Utilities — 0.0%
Electricite de France SA, 3.00%(j)(k)		200	232,417

Wireless Telecommunication Services — 0.0%
Vodafone Group PLC, 3.10%(k)		200	238,796

Total Capital Trusts — 11.7%			73,339,495

		Shares

Preferred Stocks — 4.4%(j)

Capital Markets — 2.4%
Goldman Sachs Group, Inc., Series J, 5.50%		395,017	10,637,808

20

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Shares	Value

Capital Markets (continued)
Morgan Stanley
Series F, 6.88%		100,000	$2,870,000
Series K, 5.85%		60,125	1,720,176

			15,227,984

Equity Real Estate Investment Trusts (REITs) — 2.0%
Firstar Realty LLC, 8.88%		10,000	11,000,000
Truist Bank, 9.00%(c)		15	1,575,000

			12,575,000

Total Preferred Stocks — 4.4%			27,802,984

Total Preferred Securities — 16.1% (Cost: $101,999,990)			101,142,479

		Par (000)

U.S. Government Sponsored Agency Securities

Collateralized Mortgage Obligations — 1.0%
Freddie Mac Mortgage-Backed Securities, Series 4480, Class ZX, 4.00%, 11/15/44	USD	5,513	6,383,829

Mortgage-Backed Securities — 19.0%
Fannie Mae Mortgage-Backed Securities(g)
4.00%, 02/01/34 - 04/01/56		31,799	35,118,966
4.50%, 09/01/48 - 07/01/55		26,342	29,135,412
Uniform Mortgage-Backed Securities(p)
2.50%, 08/01/50		39,000	40,974,375
4.50%, 08/01/50		13,555	14,573,214

			119,801,967

Total U.S. Government Sponsored Agency Securities — 20.0% (Cost: $122,502,261)			126,185,796

		Shares

Warrants

Entertainment — 0.0%
Aviron Capital LLC (Expires 12/16/31)(c)		10	—

Oil, Gas & Consumable Fuels — 0.0%
SM Energy Co. (Expires 06/23/30)(f)		14,537	42,739

Total Warrants — 0.0% (Cost: $62,364)			42,739

Total Long-Term Investments — 160.9% (Cost: $994,686,289)			1,013,573,598

Short-Term Securities

Money Market Funds — 1.4%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.08%(q)(r)		8,710,041	8,710,041

Total Short-Term Securities — 1.4% (Cost: $8,710,041)			8,710,041

Total Investments Before TBA Sale Commitments — 162.3% (Cost: $1,003,396,330)			1,022,283,639

Security		Par (000)	Value

TBA Sale Commitments

Mortgage-Backed Securities — (6.5)%
Uniform Mortgage-Backed Securities, 2.50%, 08/13/50(p)	USD	(39,000)	$(40,974,375)

Total TBA Sale Commitments — (6.5)% (Proceeds: $(40,379,781))			(40,974,375)

Total Investments, Net of TBA Sale Commitments — 155.8% (Cost: $963,016,549)			981,309,264

Liabilities in Excess of Other Assets — (55.8)%			(351,506,757)

Net Assets — 100.0%			$629,802,507

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is the rate in effect as of period end.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(e)	Amount is less than 500.
(f)	Non-income producing security.
(g)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(h)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(i)	Issuer filed for bankruptcy and/or is in default.
(j)	Perpetual security with no stated maturity date.
(k)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(l)	When-issued security.
(m)	Zero-coupon bond.
(n)	Convertible security.
(o)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(p)	Represents or includes a TBA transaction.
(q)	Affiliate of the Trust.
(r)	Annualized 7-day yield as of period end.

21

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock Multi-Sector Income Trust (BIT)

Affiliates

Investments in issuers considered to be an affiliate/affiliates of the Trust during the period ended July 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 10/31/19	Shares Purchased		Shares Sold	Shares Held at 07/31/20	Value at 07/31/20	Income	Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	7,913,547	796,494	(b)	—	8,710,041	$8,710,041	$48,422	$12		$—

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased (sold).

Reverse Repurchase Agreements

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
BNP Paribas S.A.	0.95	%(b)	07/11/19	Open		$705,937	$719,918	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.95	(b)	07/11/19	Open		501,250	511,110	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.95	(b)	07/11/19	Open		351,323	358,233	Foreign Agency Obligations	Open/Demand
BNP Paribas S.A.	0.95	(b)	07/11/19	Open		5,369,375	5,475,711	Capital Trusts	Open/Demand
BNP Paribas S.A.	0.95	(b)	07/11/19	Open		498,739	508,561	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.15	(b)	07/11/19	Open		706,875	722,190	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.95	(b)	07/15/19	Open		987,997	1,006,933	Capital Trusts	Open/Demand
BNP Paribas S.A.	1.15	(b)	07/15/19	Open		1,603,875	1,638,187	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.15	(b)	07/15/19	Open		6,224,895	6,356,619	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.15	(b)	07/15/19	Open		675,000	689,512	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.15	(b)	07/15/19	Open		1,231,811	1,258,267	Capital Trusts	Open/Demand
BNP Paribas S.A.	1.15	(b)	07/15/19	Open		188,233	192,275	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.15	(b)	07/15/19	Open		1,503,480	1,535,612	Capital Trusts	Open/Demand
BNP Paribas S.A.	1.15	(b)	07/15/19	Open		271,950	277,710	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.15	(b)	07/15/19	Open		243,100	248,249	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.15	(b)	07/15/19	Open		928,150	947,908	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.15	(b)	07/16/19	Open		447,578	456,649	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.15	(b)	07/16/19	Open		399,474	407,612	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.15	(b)	07/16/19	Open		759,000	774,462	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.95	(b)	07/18/19	Open		941,640	959,853	Foreign Agency Obligations	Open/Demand
BNP Paribas S.A.	1.15	(b)	08/08/19	Open		262,999	268,008	Corporate Bonds	Open/Demand
Barclays Bank PLC	1.50	(b)	08/27/19	Open		1,487,500	1,514,378	Capital Trusts	Open/Demand
Barclays Bank PLC	1.50	(b)	08/27/19	Open		187,163	190,544	Capital Trusts	Open/Demand
Barclays Bank PLC	1.75	(b)	08/27/19	Open		692,860	707,016	Corporate Bonds	Open/Demand
Barclays Bank PLC	1.75	(b)	08/27/19	Open		872,000	889,815	Capital Trusts	Open/Demand
Barclays Bank PLC	1.75	(b)	08/27/19	Open		4,203,750	4,289,635	Capital Trusts	Open/Demand
Barclays Bank PLC	1.75	(b)	08/27/19	Open		705,127	719,534	Corporate Bonds	Open/Demand
Barclays Bank PLC	1.75	(b)	08/27/19	Open		2,325,000	2,372,501	Capital Trusts	Open/Demand
Barclays Bank PLC	1.75	(b)	08/27/19	Open		517,450	528,022	Capital Trusts	Open/Demand
Barclays Bank PLC	1.75	(b)	08/27/19	Open		3,045,000	3,107,211	Capital Trusts	Open/Demand
RBC Capital Markets, LLC	0.45	(b)	08/27/19	Open		225,500	229,140	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.45	(b)	08/27/19	Open		421,093	427,891	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.45	(b)	08/27/19	Open		1,007,500	1,023,765	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.45	(b)	08/27/19	Open		533,125	541,732	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.45	(b)	08/27/19	Open		2,019,062	2,051,658	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.45	(b)	08/27/19	Open		2,460,250	2,499,968	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.45	(b)	08/27/19	Open		787,706	800,423	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.45	(b)	08/27/19	Open		406,000	412,554	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.45	(b)	08/27/19	Open		2,424,370	2,463,509	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.45	(b)	08/27/19	Open		822,500	835,778	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.45	(b)	08/27/19	Open		2,462,400	2,502,153	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.45	(b)	08/27/19	Open		115,301	117,163	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.45	(b)	08/27/19	Open		494,375	502,356	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.45	(b)	08/27/19	Open		1,207,250	1,226,740	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.45	(b)	08/27/19	Open		279,063	283,568	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.45	(b)	08/27/19	Open		437,500	444,563	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.45	(b)	08/27/19	Open		2,704,062	2,747,717	Corporate Bonds	Open/Demand

22

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
RBC Capital Markets, LLC	0.45	%(b)	08/27/19	Open		$1,221,875	$1,241,601	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.45	(b)	08/27/19	Open		770,625	783,066	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.45	(b)	08/27/19	Open		1,749,375	1,777,617	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.45	(b)	08/27/19	Open		268,100	272,428	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.45	(b)	08/27/19	Open		379,713	385,843	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.45	(b)	08/27/19	Open		639,438	649,760	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.45	(b)	08/27/19	Open		519,778	528,169	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.45	(b)	08/27/19	Open		413,000	419,667	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.45	(b)	08/27/19	Open		1,315,200	1,336,432	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.45	(b)	08/27/19	Open		575,625	584,918	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.45	(b)	08/27/19	Open		782,812	795,450	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.45	(b)	08/27/19	Open		652,913	663,453	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.45	(b)	08/27/19	Open		850,312	864,040	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.45	(b)	08/27/19	Open		335,188	340,599	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.45	(b)	08/27/19	Open		526,500	535,000	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.45	(b)	08/27/19	Open		529,375	537,921	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.45	(b)	08/27/19	Open		335,250	340,662	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.45	(b)	08/27/19	Open		530,438	539,001	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.45	(b)	08/27/19	Open		741,125	753,090	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.45	(b)	08/27/19	Open		461,000	468,442	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.45	(b)	08/27/19	Open		448,500	455,741	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.45	(b)	08/27/19	Open		961,875	977,403	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.45	(b)	08/27/19	Open		976,875	992,646	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.45	(b)	08/27/19	Open		1,060,000	1,077,112	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.45	(b)	08/27/19	Open		778,750	791,322	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.45	(b)	08/27/19	Open		486,000	493,846	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.85	(b)	08/28/19	Open		451,051	459,864	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.85	(b)	08/28/19	Open		161,395	164,466	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.85	(b)	08/28/19	Open		181,583	185,037	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.85	(b)	08/28/19	Open		385,313	392,644	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.85	(b)	08/28/19	Open		394,450	401,955	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.85	(b)	08/28/19	Open		102,848	104,804	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.85	(b)	08/28/19	Open		282,178	287,546	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.85	(b)	08/28/19	Open		229,163	233,523	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.85	(b)	08/28/19	Open		140,006	142,670	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.85	(b)	08/28/19	Open		1,476,764	1,502,788	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.85	(b)	08/28/19	Open		391,219	398,862	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.85	(b)	08/28/19	Open		22,984	23,421	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.85	(b)	08/28/19	Open		244,294	248,942	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.85	(b)	08/28/19	Open		211,494	215,518	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.85	(b)	08/28/19	Open		1,506,087	1,535,513	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.85	(b)	08/28/19	Open		116,009	118,216	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.85	(b)	08/28/19	Open		148,238	151,058	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.85	(b)	08/28/19	Open		231,783	236,192	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.45	(b)	08/29/19	Open		464,348	469,457	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.00	(b)	08/29/19	Open		378,975	385,096	Capital Trusts	Open/Demand
Barclays Capital, Inc.	1.25	(b)	08/29/19	Open		280,125	285,305	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.25	(b)	08/29/19	Open		232,298	236,593	Capital Trusts	Open/Demand
Barclays Capital, Inc.	1.25	(b)	08/29/19	Open		262,629	267,486	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.25	(b)	08/29/19	Open		2,211,232	2,252,125	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.25	(b)	08/29/19	Open		246,030	250,580	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.25	(b)	08/29/19	Open		994,175	1,012,560	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.85	(b)	08/29/19	Open		316,933	322,938	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.85	(b)	08/29/19	Open		119,048	121,303	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.85	(b)	08/29/19	Open		132,458	134,967	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.85	(b)	08/29/19	Open		184,450	187,945	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.85	(b)	08/29/19	Open		308,025	313,862	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.85	(b)	08/29/19	Open		264,750	269,767	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.85	(b)	08/29/19	Open		1,372,962	1,399,680	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.85	(b)	08/29/19	Open		183,393	186,868	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.85	(b)	08/29/19	Open		269,280	274,382	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.85	(b)	08/29/19	Open		167,500	170,674	Corporate Bonds	Open/Demand

23

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
RBC Capital Markets, LLC	0.85	%(b)	08/29/19	Open		$867,191	$882,538	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.85	(b)	08/29/19	Open		177,244	180,602	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.85	(b)	08/29/19	Open		235,951	240,422	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.85	(b)	08/29/19	Open		354,650	361,370	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.15	(b)	09/04/19	Open		1,417,460	1,441,671	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.15	(b)	09/04/19	Open		441,840	449,387	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.25	(b)	09/10/19	Open		210,210	213,905	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.85	(b)	09/20/19	Open		500,805	509,335	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.30	(b)	09/30/19	Open		1,337,875	1,360,017	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.85	(b)	10/01/19	Open		208,810	212,318	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.85	(b)	10/01/19	Open		1,119,195	1,138,568	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.85	(b)	10/01/19	Open		703,316	715,131	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.85	(b)	10/01/19	Open		674,000	685,322	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.70	(b)	10/02/19	Open		4,372,902	4,422,025	Capital Trusts	Open/Demand
J.P. Morgan Securities LLC	0.75	(b)	10/11/19	Open		237,150	239,769	Corporate Bonds	Open/Demand
J.P. Morgan Securities LLC	1.10	(b)	10/11/19	Open		298,688	302,763	Corporate Bonds	Open/Demand
J.P. Morgan Securities LLC	1.10	(b)	10/11/19	Open		545,400	552,557	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.85	(b)	11/05/19	Open		237,495	240,762	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.85	(b)	11/05/19	Open		280,800	284,663	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.85	(b)	11/05/19	Open		135,596	137,462	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.85	(b)	11/05/19	Open		722,520	732,460	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.85	(b)	11/05/19	Open		23,275	23,595	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.45	(b)	11/15/19	Open		320,295	323,752	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.85	(b)	11/15/19	Open		449,391	455,315	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.85	(b)	11/15/19	Open		110,670	112,129	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.85	(b)	11/15/19	Open		243,270	246,477	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.85	(b)	11/15/19	Open		184,080	186,507	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.85	(b)	11/15/19	Open		99,268	100,576	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.85	(b)	11/15/19	Open		234,330	237,419	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.85	(b)	11/15/19	Open		345,050	349,598	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.85	(b)	11/22/19	Open		49,560	50,182	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.25	(b)	11/27/19	Open		743,105	751,991	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.25	(b)	11/27/19	Open		1,155,325	1,169,141	Corporate Bonds	Open/Demand
J.P. Morgan Securities LLC	0.75	(b)	12/05/19	Open		644,490	649,776	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.85	(b)	12/05/19	Open		98,745	99,914	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.85	(b)	12/05/19	Open		1,769,917	1,790,874	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.85	(b)	12/06/19	Open		204,300	206,680	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.85	(b)	12/06/19	Open		570,240	577,174	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.25	(b)	12/13/19	Open		80,738	81,618	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.15	(b)	12/18/19	Open		314,736	317,909	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.15	(b)	12/19/19	Open		383,456	387,299	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.40	(b)	12/19/19	Open		1,571,422	1,589,625	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.85	(b)	12/19/19	Open		154,845	156,550	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.85	(b)	12/19/19	Open		230,233	232,767	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.85	(b)	12/19/19	Open		178,094	180,054	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.85	(b)	12/20/19	Open		240,531	243,118	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.15	(b)	01/07/20	Open		837,471	844,913	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.15	(b)	01/07/20	Open		2,041,207	2,059,346	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.15	(b)	01/07/20	Open		616,395	621,872	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.15	(b)	01/07/20	Open		996,412	1,005,267	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.15	(b)	01/07/20	Open		1,637,977	1,652,533	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.15	(b)	01/07/20	Open		833,262	840,667	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.15	(b)	01/07/20	Open		1,045,031	1,054,317	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.15	(b)	01/07/20	Open		1,350,862	1,362,866	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.12	(b)	01/08/20	Open		926,344	934,362	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.25	(b)	01/14/20	Open		339,998	340,772	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.25	(b)	01/14/20	Open		257,731	260,072	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.25	(b)	01/14/20	Open		690,515	696,787	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.25	(b)	01/14/20	Open		769,995	776,941	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.15	(b)	01/14/20	Open		283,920	286,341	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.85	(b)	01/14/20	Open		315,628	318,578	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.85	(b)	01/14/20	Open		448,286	452,477	Corporate Bonds	Open/Demand

24

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
RBC Capital Markets, LLC	0.85	%(b)	01/14/20	Open		$447,930	$452,346	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.85	(b)	01/14/20	Open		366,273	369,697	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.85	(b)	01/14/20	Open		164,885	166,426	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.85	(b)	01/14/20	Open		503,051	507,754	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.85	(b)	01/14/20	Open		335,961	339,102	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.85	(b)	01/14/20	Open		386,400	390,012	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.85	(b)	01/14/20	Open		398,580	402,306	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.85	(b)	01/14/20	Open		810,210	817,733	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.85	(b)	01/14/20	Open		687,818	694,204	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.25	(b)	01/16/20	Open		373,965	377,292	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.35	(b)	01/16/20	Open		1,573,146	1,588,002	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.85	(b)	01/16/20	Open		270,540	273,017	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.85	(b)	01/16/20	Open		1,472,147	1,485,628	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.85	(b)	01/16/20	Open		250,594	252,888	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.85	(b)	01/16/20	Open		1,551,887	1,566,098	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.85	(b)	01/21/20	Open		83,750	84,490	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.15	(b)	01/22/20	Open		407,680	410,937	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.15	(b)	01/22/20	Open		1,395,840	1,406,993	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.85	(b)	01/23/20	Open		781,935	788,745	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.25	(b)	01/24/20	Open		1,213,669	1,223,707	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.15	(b)	01/24/20	Open		712,526	718,049	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	01/31/20	Open		702,487	705,356	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.95	(b)	01/31/20	Open		4,029,600	4,054,903	Foreign Agency Obligations	Open/Demand
BNP Paribas S.A.	1.09	(b)	01/31/20	Open		295,689	297,751	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.09	(b)	01/31/20	Open		467,060	470,318	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.09	(b)	01/31/20	Open		288,296	290,307	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.15	(b)	01/31/20	Open		203,150	204,628	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.12	(b)	02/06/20	Open		1,026,412	1,033,544	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.95	(b)	02/11/20	Open		249,288	250,745	Capital Trusts	Open/Demand
BNP Paribas S.A.	1.05	(b)	02/11/20	Open		809,561	814,678	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.09	(b)	02/11/20	Open		154,600	155,607	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.10	(b)	02/11/20	Open		251,600	253,250	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.15	(b)	02/11/20	Open		715,760	720,529	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.15	(b)	02/11/20	Open		418,950	421,741	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.15	(b)	02/11/20	Open		391,020	393,625	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.15	(b)	02/11/20	Open		524,915	528,412	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.15	(b)	02/11/20	Open		263,525	265,281	Capital Trusts	Open/Demand
BNP Paribas S.A.	1.15	(b)	02/11/20	Open		114,000	114,760	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.30	(b)	02/11/20	Open		552,960	556,927	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.85	(b)	02/11/20	Open		3,153,750	3,177,542	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.85	(b)	02/11/20	Open		1,326,281	1,336,287	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.85	(b)	02/11/20	Open		540,960	545,118	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.85	(b)	02/11/20	Open		155,313	156,506	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.85	(b)	02/11/20	Open		164,430	165,694	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.85	(b)	02/11/20	Open		187,780	189,223	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.85	(b)	02/11/20	Open		113,520	114,393	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.85	(b)	02/11/20	Open		147,740	148,876	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.85	(b)	02/11/20	Open		145,138	146,222	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.85	(b)	02/11/20	Open		78,401	79,004	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.25	(b)	02/12/20	Open		728,722	733,975	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.05	(b)	02/13/20	Open		1,097,952	1,104,767	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.05	(b)	02/13/20	Open		826,752	831,884	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.05	(b)	02/13/20	Open		791,562	796,476	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.05	(b)	02/13/20	Open		1,043,197	1,049,673	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.08	(b)	02/13/20	Open		1,621,924	1,632,219	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.09	(b)	02/13/20	Open		908,137	913,997	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.09	(b)	02/13/20	Open		872,977	878,611	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.09	(b)	02/13/20	Open		839,231	844,647	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.09	(b)	02/13/20	Open		938,462	944,518	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.09	(b)	02/13/20	Open		1,917,737	1,930,001	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.85	(b)	02/14/20	Open		394,708	397,616	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.85	(b)	02/18/20	Open		631,579	636,071	Corporate Bonds	Open/Demand

25

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
RBC Capital Markets, LLC	0.85	%(b)	02/26/20	Open		$180,295	$181,474	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.88	(b)	02/27/20	Open		1,231,937	1,237,765	Capital Trusts	Open/Demand
BNP Paribas S.A.	1.05	(b)	02/27/20	Open		1,122,119	1,128,253	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.05	(b)	02/27/20	Open		1,428,117	1,435,925	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.05	(b)	02/27/20	Open		1,286,875	1,293,910	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.05	(b)	02/27/20	Open		1,610,000	1,618,801	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.10	(b)	02/27/20	Open		715,496	719,563	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.10	(b)	02/27/20	Open		887,861	892,907	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.50	(b)	03/02/20	Open		331,875	332,843	Foreign Agency Obligations	Open/Demand
Credit Suisse Securities (USA) LLC	1.00	(b)	03/02/20	Open		190,153	191,343	Foreign Agency Obligations	Open/Demand
Credit Suisse Securities (USA) LLC	1.75	(b)	03/02/20	Open		670,443	676,054	Corporate Bonds	Open/Demand
Goldman Sachs & Co LLC	0.25	(b)	03/02/20	Open		300,286	300,937	Corporate Bonds	Open/Demand
Goldman Sachs & Co LLC	0.25	(b)	03/02/20	Open		253,869	254,419	Corporate Bonds	Open/Demand
Goldman Sachs & Co LLC	0.25	(b)	03/02/20	Open		408,939	409,825	Corporate Bonds	Open/Demand
Goldman Sachs & Co LLC	0.50	(b)	03/02/20	Open		403,394	404,688	Foreign Agency Obligations	Open/Demand
Goldman Sachs & Co LLC	0.50	(b)	03/02/20	Open		1,148,447	1,152,132	Capital Trusts	Open/Demand
Goldman Sachs & Co LLC	0.55	(b)	03/02/20	Open		677,177	679,491	Corporate Bonds	Open/Demand
Goldman Sachs & Co LLC	0.60	(b)	03/02/20	Open		771,542	774,338	Capital Trusts	Open/Demand
HSBC Securities (USA), Inc.	0.45	(b)	03/02/20	Open		3,535,000	3,547,412	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.85	(b)	03/12/20	Open		523,110	525,924	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	0.45	(b)	03/23/20	Open		103,000	103,230	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.04	(b)	03/25/20	Open		1,408,750	1,413,959	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.04	(b)	03/25/20	Open		241,063	241,954	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.04	(b)	03/25/20	Open		2,184,375	2,192,452	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.04	(b)	03/25/20	Open		346,875	348,158	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.85	(b)	03/26/20	Open		779,687	783,253	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.60	(b)	03/31/20	Open		1,312,759	1,319,877	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.60	(b)	03/31/20	Open		682,388	686,088	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.15	(b)	04/01/20	Open		286,065	287,171	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	(0.25	)(b)	04/02/20	Open		136,203	136,089	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	0.45	(b)	04/02/20	Open		1,276,000	1,278,593	Capital Trusts	Open/Demand
HSBC Securities (USA), Inc.	0.45	(b)	04/02/20	Open		1,517,000	1,520,082	Capital Trusts	Open/Demand
Barclays Capital, Inc.	1.60	(b)	04/03/20	Open		169,871	170,755	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.75	(b)	04/03/20	Open		427,180	429,610	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.85	(b)	04/06/20	Open		944,585	950,216	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.85	(b)	04/06/20	Open		563,985	567,347	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.85	(b)	04/06/20	Open		603,900	607,500	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.85	(b)	04/06/20	Open		645,975	649,826	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.85	(b)	04/06/20	Open		620,375	624,073	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.85	(b)	04/06/20	Open		416,520	419,003	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.85	(b)	04/06/20	Open		830,831	835,784	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.85	(b)	04/06/20	Open		791,595	796,314	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.85	(b)	04/06/20	Open		404,286	406,696	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.85	(b)	04/06/20	Open		492,861	495,799	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.85	(b)	04/06/20	Open		152,919	153,557	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.05	(b)	04/14/20	Open		207,080	207,732	Corporate Bonds	Open/Demand
J.P. Morgan Securities LLC	0.75	(b)	04/14/20	Open		107,900	108,143	Corporate Bonds	Open/Demand
Barclays Bank PLC	1.00	(b)	04/15/20	Open		3,265,594	3,275,300	Foreign Agency Obligations	Open/Demand
Barclays Bank PLC	1.70	(b)	04/15/20	Open		111,825	112,390	Corporate Bonds	Open/Demand
Barclays Bank PLC	1.75	(b)	04/15/20	Open		1,785,737	1,795,026	Corporate Bonds	Open/Demand
Barclays Bank PLC	1.75	(b)	04/15/20	Open		551,816	554,686	Corporate Bonds	Open/Demand
Barclays Bank PLC	1.75	(b)	04/15/20	Open		264,663	266,039	Corporate Bonds	Open/Demand
Barclays Bank PLC	1.75	(b)	04/15/20	Open		1,223,775	1,230,140	Corporate Bonds	Open/Demand
Barclays Bank PLC	1.75	(b)	04/15/20	Open		7,700,000	7,740,051	Capital Trusts	Open/Demand
Barclays Bank PLC	1.75	(b)	04/15/20	Open		304,688	306,272	Corporate Bonds	Open/Demand
Barclays Bank PLC	1.75	(b)	04/15/20	Open		367,822	369,735	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.50	(b)	04/15/20	Open		628,310	631,111	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.50	(b)	04/15/20	Open		975,240	979,588	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.23	(b)	04/17/20	Open		257,899	258,806	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.25	(b)	04/22/20	Open		743,325	745,906	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.05	(b)	04/22/20	Open		512,006	513,500	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.85	(b)	04/22/20	Open		35,245	35,372	Corporate Bonds	Open/Demand

26

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
Barclays Capital, Inc.	1.25	%(b)	04/24/20	Open		$399,779	$401,111	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.12	(b)	04/24/20	Open		849,110	851,646	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.05	(b)	04/27/20	Open		265,200	265,935	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.85	(b)	04/27/20	Open		196,680	197,352	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.85	(b)	04/27/20	Open		128,544	128,983	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.15	(b)	04/29/20	Open		860,050	862,605	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.75	(b)	04/30/20	Open		126,048	126,289	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.75	(b)	04/30/20	Open		205,425	205,819	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.75	(b)	04/30/20	Open		185,000	185,355	Capital Trusts	Open/Demand
BNP Paribas S.A.	1.08	(b)	04/30/20	Open		598,635	600,305	Corporate Bonds	Open/Demand
Barclays Bank PLC	0.90	(b)	05/04/20	Open		4,075,000	4,083,965	Corporate Bonds	Open/Demand
Barclays Bank PLC	1.75	(b)	05/04/20	Open		3,565,000	3,580,250	Capital Trusts	Open/Demand
Barclays Bank PLC	1.75	(b)	05/04/20	Open		6,084,375	6,110,403	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.05	(b)	05/04/20	Open		1,080,937	1,083,712	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.00	(b)	05/07/20	Open		828,200	830,155	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.25	(b)	05/08/20	Open		221,888	222,519	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.05	(b)	05/08/20	Open		149,940	150,312	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.15	(b)	05/08/20	Open		1,979,600	1,984,975	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.85	(b)	05/08/20	Open		687,715	690,719	Corporate Bonds	Open/Demand
Barclays Bank PLC	1.75	(b)	05/11/20	Open		277,939	279,033	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.10	(b)	05/11/20	Open		581,584	583,041	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.05	(b)	05/12/20	Open		343,175	343,976	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	0.45	(b)	05/14/20	Open		722,000	722,933	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.05	(b)	06/09/20	Open		331,875	332,378	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.05	(b)	06/09/20	Open		733,361	734,473	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.15	(b)	06/09/20	Open		805,596	806,934	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.15	(b)	06/09/20	Open		1,132,040	1,133,920	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.15	(b)	06/09/20	Open		29,535	29,584	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.15	(b)	06/09/20	Open		1,017,004	1,018,693	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.15	(b)	06/09/20	Open		166,303	166,579	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.45	(b)	06/10/20	Open		690,580	691,029	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.15	(b)	06/19/20	Open		706,860	707,763	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.55	(b)	06/29/20	Open		980,655	981,134	Capital Trusts	Open/Demand
Barclays Capital, Inc.	1.00	(b)	06/29/20	Open		1,798,912	1,800,512	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.00	(b)	06/29/20	Open		1,663,586	1,665,065	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.00	(b)	06/29/20	Open		1,018,081	1,018,986	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.05	(b)	06/29/20	Open		2,635,300	2,637,760	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.15	(b)	06/29/20	Open		415,280	415,718	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.45	(b)	06/29/20	Open		1,544,087	1,546,077	Corporate Bonds	Open/Demand
Barclays Bank PLC	1.00	(b)	06/30/20	Open		1,066,295	1,067,213	Capital Trusts	Open/Demand
Barclays Bank PLC	1.00	(b)	06/30/20	Open		1,671,429	1,672,868	Capital Trusts	Open/Demand
Barclays Capital, Inc.	1.00	(b)	06/30/20	Open		690,750	691,345	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.00	(b)	06/30/20	Open		535,763	536,224	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.00	(b)	06/30/20	Open		1,460,322	1,461,580	Corporate Bonds	Open/Demand
Barclays Bank PLC	1.20	(b)	07/01/20	Open		370,825	371,196	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.15	(b)	07/02/20	Open		335,500	335,779	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.85	(b)	07/07/20	Open		404,800	405,299	Corporate Bonds	Open/Demand
Barclays Bank PLC	1.65	(b)	07/10/20	Open		413,313	413,672	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.22		07/13/20	08/13/20		4,329,726	4,330,202	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas S.A.	0.22		07/13/20	08/13/20		9,076,387	9,077,386	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas S.A.	0.22		07/13/20	08/13/20		13,288,288	13,289,750	U.S. Government Sponsored Agency Securities	Up to 30 Days
Credit Agricole Corporate and Investment Bank	0.22		07/13/20	08/13/20		3,549,315	3,549,705	U.S. Government Sponsored Agency Securities	Up to 30 Days
Credit Agricole Corporate and Investment Bank	0.22		07/13/20	08/13/20		3,615,513	3,615,911	U.S. Government Sponsored Agency Securities	Up to 30 Days
Credit Agricole Corporate and Investment Bank	0.22		07/13/20	08/13/20		2,677,939	2,678,233	U.S. Government Sponsored Agency Securities	Up to 30 Days
Credit Agricole Corporate and Investment Bank	0.22		07/13/20	08/13/20		8,310,568	8,311,482	U.S. Government Sponsored Agency Securities	Up to 30 Days

27

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
Credit Agricole Corporate and Investment Bank	0.22%		07/13/20	08/13/20		$1,703,053	$1,703,241	U.S. Government Sponsored Agency Securities	Up to 30 Days
Credit Agricole Corporate and Investment Bank	0.22		07/13/20	08/13/20		6,738,321	6,739,063	U.S. Government Sponsored Agency Securities	Up to 30 Days
Credit Agricole Corporate and Investment Bank	0.22		07/13/20	08/13/20		8,016,264	8,017,146	U.S. Government Sponsored Agency Securities	Up to 30 Days
Credit Agricole Corporate and Investment Bank	0.22		07/13/20	08/13/20		1,046,907	1,047,022	U.S. Government Sponsored Agency Securities	Up to 30 Days
RBC Capital Markets, LLC	0.85	(b)	07/14/20	Open		526,000	526,224	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.15	(b)	07/15/20	Open		146,680	146,755	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.15	(b)	07/23/20	Open		754,252	754,445	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.95	(b)	07/28/20	Open		582,255	582,301	Foreign Agency Obligations	Open/Demand
Barclays Capital, Inc.	0.85	(b)	07/29/20	Open		1,730,430	1,730,512	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.85	(b)	07/29/20	Open		701,024	701,057	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.85	(b)	07/29/20	Open		573,300	573,327	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.85	(b)	07/29/20	Open		411,176	411,196	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.85	(b)	07/29/20	Open		326,168	326,183	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.85	(b)	07/29/20	Open		42,100	42,102	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.85	(b)	07/29/20	Open		207,338	207,347	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.85	(b)	07/29/20	Open		512,785	512,809	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.85	(b)	07/29/20	Open		195,580	195,589	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.85	(b)	07/29/20	Open		154,440	154,447	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.85	(b)	07/29/20	Open		679,470	679,502	Corporate Bonds	Open/Demand

						$345,148,174	$347,966,353

(a)	Certain agreements have no stated maturity and can be terminated by either party at any time.
(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
90-Day Euro-Dollar	420	12/14/20	$104,732	$52,983

Short Contracts
10-Year U.S. Ultra Long Treasury Note	161	09/21/20	25,639	(337,146)
10-Year US Treasury Note	340	09/21/20	47,627	(560,971)
U.S. Long Treasury Bond	29	09/21/20	5,286	(100,748)
U.S. Ultra Long Treasury Bond	198	09/21/20	45,082	(2,124,683)
2-Year U.S. Treasury Note	1,319	09/30/20	291,478	(333,485)
5-Year U.S. Treasury Note	149	09/30/20	18,793	(122,447)
90-Day Euro-Dollar	420	12/19/22	104,790	(171,767)

				(3,751,247)

				$(3,698,264)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	14,678,301	EUR	12,388,000	State Street Bank and Trust Co.	09/03/20	$76,619
USD	1,348,142	GBP	1,025,000	State Street Bank and Trust Co.	09/03/20	6,199
AUD	6,530,000	NZD	6,972,910	Bank of America N.A.	09/16/20	41,434
EUR	4,030,000	USD	4,749,814	Morgan Stanley & Co. International PLC	09/16/20	1,662

28

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock Multi-Sector Income Trust (BIT)

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
SEK	42,357,445	NOK	43,400,000	Morgan Stanley & Co. International PLC	09/16/20	$57,191
USD	4,776,769	EUR	4,030,000	JPMorgan Chase Bank N.A.	09/16/20	25,293

						208,398

EUR	12,388,000	USD	14,669,305	State Street Bank and Trust Co.	08/05/20	(76,551)
GBP	1,025,000	USD	1,347,932	State Street Bank and Trust Co.	08/05/20	(6,200)
USD	7,215	EUR	6,300	Bank of America N.A.	08/05/20	(206)
USD	113,993	EUR	99,600	Bank of America N.A.	08/05/20	(3,333)
USD	106,256	EUR	93,000	Deutsche Bank AG	08/05/20	(3,296)
USD	111,044	EUR	99,000	Deutsche Bank AG	08/05/20	(5,576)
USD	114,038	EUR	101,000	Morgan Stanley & Co. International PLC	08/05/20	(4,937)
USD	76,595	EUR	68,000	State Street Bank and Trust Co.	08/05/20	(3,507)
USD	104,711	EUR	92,000	State Street Bank and Trust Co.	08/05/20	(3,663)
USD	13,193,682	EUR	11,742,000	State Street Bank and Trust Co.	08/05/20	(638,099)
USD	8,677,408	GBP	7,050,000	JPMorgan Chase Bank N.A.	08/05/20	(551,092)
USD	1,438,117	GBP	1,169,000	State Street Bank and Trust Co.	08/05/20	(92,112)
NOK	43,400,000	SEK	42,295,426	Morgan Stanley & Co. International PLC	09/16/20	(50,124)
USD	147,726	EUR	130,000	Citibank N.A.	09/16/20	(5,548)

						(1,444,244)

						$(1,235,846)

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Obligatioin/Index	Financing Rate Paid by the Trust	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.34.V7	5.00%	Quarterly	06/20/25	USD	2,726	$(93,377)	$32,760	$(126,137)
CDX.NA.IG.34.V1	1.00	Quarterly	06/20/25	USD	26,000	(412,872)	(338,345)	(74,527)

						$(506,249)	$(305,585)	$(200,664)

OTC Credit Default Swaps — Buy Protection

Reference Obligations/Index	Financing Rate Paid by the Trust	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
United Mexican States	1.00%	Quarterly	Bank of America N.A.	09/20/20	USD	604	$(1,266)	$212	$(1,478)
SES SA	1.00	Quarterly	Credit Suisse International	06/20/25	EUR	26	11	599	(588)
SES SA	1.00	Quarterly	Credit Suisse International	06/20/25	EUR	24	11	632	(621)
CMBX.NA.7	3.00	Monthly	Deutsche Bank AG	01/17/47	USD	25,000	5,446,851	1,786,153	3,660,698

							$5,445,607	$1,787,596	$3,658,011

OTC Credit Default Swaps — Sell Protection

	Financing Rate Received	Payment		Termination	Credit	Notional			Upfront Premium Paid	Unrealized Appreciation
Reference Obligation/Index	by the Trust	Frequency	Counterparty	Date	Rating(a)	Amount (000)(b)		Value	(Received)	(Depreciation)
United Mexican States	1.00%	Quarterly	Citibank N.A.	09/20/20	BBB	USD	604	$1,266	$201	$1,065
Rolls-Royce PLC	1.00	Quarterly	Citibank N.A.	06/20/25	BB	EUR	9	(1,568)	(1,663)	95
Rolls-Royce PLC	1.00	Quarterly	Citibank N.A.	06/20/25	BB	EUR	21	(3,438)	(3,657)	219
Rolls-Royce PLC	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/25	BB	EUR	20	(3,337)	(2,889)	(448)
CMBX.NA.7	3.00	Monthly	Barclays Bank PLC	01/17/47	C	USD	10,000	(2,178,740)	(501,294)	(1,677,446)
CMBX.NA.7	3.00	Monthly	Barclays Bank PLC	01/17/47	C-	USD	5,000	(1,089,370)	(250,357)	(839,013)
CMBX.NA.7	3.00	Monthly	Barclays Bank PLC	01/17/47	C-	USD	10,000	(2,178,740)	(248,106)	(1,930,634)
CMBX.NA.9	2.00	Monthly	Credit Suisse International	09/17/58	NR	USD	2,500	(175,764)	(337,973)	162,209

29

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock Multi-Sector Income Trust (BIT)

OTC Credit Default Swaps — Sell Protection (continued)

	Financing Rate Received	Payment		Termination	Credit	Notional			Upfront Premium Paid	Unrealized Appreciation
Reference Obligation/Index	by the Trust	Frequency	Counterparty	Date	Rating(a)	Amount (000)(b)		Value	(Received)	(Depreciation)
CMBX.NA.9	2.00%	Monthly	Morgan Stanley & Co. International PLC	09/17/58	NR	USD	2,500	$(175,764)	$(334,709)	$158,945
CMBX.NA.9	2.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	NR	USD	5,000	(351,527)	(663,185)	311,658
CMBX.NA.9	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	NR	USD	2,500	(499,558)	(540,952)	41,394
CMBX.NA.9	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	NR	USD	5,000	(999,117)	(533,768)	(465,349)
CMBX.NA.9	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	NR	USD	5,841	(1,167,175)	(1,572,484)	405,309

								$(8,822,832)	$(4,990,836)	$(3,831,996)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market — corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to its most recent financial statements.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy. The breakdown of the Trust’s investments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$120,060,623	$2,783,210	$122,843,833
Common Stocks	2,960,498	—	35,260	2,995,758
Corporate Bonds	—	510,453,866	1,756,697	512,210,563
Floating Rate Loan Interests	—	31,481,846	1,425,820	32,907,666
Foreign Agency Obligations	—	35,178,974	—	35,178,974
Municipal Bonds	—	213,700	—	213,700
Non-Agency Mortgage-Backed Securities	—	72,328,797	7,523,293	79,852,090
Preferred Securities
Capital Trusts	—	73,339,495	—	73,339,495
Preferred Stocks
Capital Markets	15,227,984	—	—	15,227,984

30

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock Multi-Sector Income Trust (BIT)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Preferred Stocks (continued)
Equity Real Estate Investment Trusts (REITs)	$—	$11,000,000	$1,575,000	$12,575,000
U.S. Government Sponsored Agency Securities	—	126,185,796	—	126,185,796
Warrants	—	42,739	—	42,739
Short-Term Securities
Money Market Funds	8,710,041	—	—	8,710,041
Liabilities
Investments
TBA Sale Commitments	—	(40,974,375)	—	(40,974,375)

	$26,898,523	$939,311,461	$15,099,280	$981,309,264

Derivative Financial Instruments(a)
Assets
Credit Contracts	$—	$4,741,592	$—	$4,741,592
Foreign Currency Exchange Contracts	—	208,398	—	208,398
Interest Rate Contracts	52,983	—	—	52,983
Liabilities
Credit Contracts	—	(5,116,241)	—	(5,116,241)
Foreign Currency Exchange Contracts	—	(1,444,244)	—	(1,444,244)
Interest Rate Contracts	(3,751,247)	—	—	(3,751,247)

	$(3,698,264)	$(1,610,495)	$—	$(5,308,759)

(a)

Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, reverse repurchase agreements of $347,966,353 are categorized as Level 2 within the disclosure hierarchy.

A reconciliation of Level 3 investments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Non-Agency Mortgage-Backed Securities	Preferred Stocks	Total

Assets
Opening balance, as of October 31, 2019	$5,513,457	$—	$1,798,893	$2,297,649	$8,255,880	$1,581,148	$19,447,027
Transfers into Level 3	—	—	—	905,744	—	—	905,744
Transfers out of Level 3	—	—	—	(661,594)	—	—	(661,594)
Accrued discounts (premiums)	22,854	—	—	(9,976)	96,525	—	109,403
Realized gain (loss)	(28,316)	—	—	(67,604,859)	278,774	—	(67,354,401)
Net change in unrealized appreciation (depreciation)(a)	185,378	23,157	(4,382)	72,841,231	(257,059)	(6,148)	72,782,177
Purchases	751,287	12,103	—	1,111,873	—	—	1,875,263
Sales	(3,661,450)	—	(37,814)	(7,454,248)	(850,827)	—	(12,004,339)

Closing balance, as of July 31, 2020	$2,783,210	$35,260	$1,756,697	$1,425,820	$7,523,293	$1,575,000	$15,099,280

Net change in unrealized appreciation (depreciation) on investments still held at July 31, 2020	$190,935	$23,157	$(4,382)	$(494,718)	$(257,059)	$(6,148)	$(548,215)

(a)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at July 31, 2020 is generally due to investments no longer held or categorized as Level 3 at period end.

The Trust’s investments and derivative financial instruments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments and derivative financial instruments.

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Consolidated Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock Multi-Sector Income Trust (BIT)

Currency Abbreviation

AUD	Australian Dollar

EUR	Euro

GBP	British Pound

NOK	Norwegian Krone

NZD	New Zealand Dollar

SEK	Swedish Krona

USD	United States Dollar

Portfolio Abbreviation

CAB	Capital Appreciation Bonds

CLO	Collateralized Loan Obligation

CMT	Constant Maturity Treasury

DAC	Designated Activity Company

EURIBOR	Euro Interbank Offered Rate

LIBOR	London Interbank Offered Rate

MSCI	Morgan Stanley Capital International

PCL	Public Company Limited

PIK	Payment-in-Kind

PJSC	Public Joint Stock Company

RB	Revenue Bond

REIT	Real Estate Investment Trust

REMIC	Real Estate Mortgage Investment Conduit

SAB	Special Assessment Bonds

TBA	To-Be-Announced

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